SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 13

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 13

                           U.S. GLOBAL ACCOLADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               7900 CALLAGHAN ROAD
                            SAN ANTONIO, TEXAS 78229
                     (Address of Principal Executive Office)

                                 (210) 308-1234
              (Registrant's Telephone Number, including Area Code)

                           FRANK E. HOLMES, PRESIDENT
                           U.S. GLOBAL ACCOLADE FUNDS
                               7900 CALLAGHAN ROAD
                            SAN ANTONIO, TEXAS 78229
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

/   /    immediately upon filing pursuant to paragraph (b) of Rule 485

/ X /    on February 2, 1998, pursuant to paragraph (b) of Rule 485

/   /    60 days after filing pursuant to paragraph (a) of Rule 485

/   /    On (date), pursuant to paragraph (a) of Rule 485.

Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest, no par value, have previously been registered.

                           U.S. GLOBAL ACCOLADE FUNDS
                                    FORM N-1A
                              CROSS REFERENCE SHEET

ITEM
 NO.  CAPTION OR LOCATION IN PROSPECTUS
----  ---------------------------------

1.    Cover Page

2.    Not Applicable

3.    Not Applicable

4.    Cover Page; Description of the Funds; The Trust; Special Risks

5.    Management of the Funds

6.    Cover Page; The Trust; Dividends and Taxes

7. How to Purchase and Sell Shares; Net Asset Value (12b-1 Plan - Management of the Funds; Distribution Expense Plan)

8.    How to Purchase and Sell Shares

9.    Not Applicable

10.   Cover Page

11.   Table of Contents

12.   General Information

13.   Investment Objectives and Policies

14.   Management of the Fund

15.   Principal Holders of Securities

16.   Investment Advisory Services; Transfer Agency and Other Services

17.   Investment Objectives and Policies

18.   General Information

19.   Additional Information on Redemptions

20.   Tax Status

21.   Not Applicable

22.   Calculation of Performance Data

23.   Financial Statements

 ..................................  PART A  ....................................


================================================================================
                         BONNEL GROWTH FUND PROSPECTUS
================================================================================


                           U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                                P.O. BOX 781234
                         SAN ANTONIO, TEXAS 78278-1234

                        1-800-US-FUNDS (1-800-873-8637)
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                       INTERNET: HTTP://WWW.US-GLOBAL.COM

                                   PROSPECTUS

                                FEBRUARY 2, 1998

This prospectus presents information that a prospective investor should know about the Bonnel Growth Fund ("Fund"), a diversified series of U.S. Global Accolade Funds ("Trust"). The Trust is an open-end management investment company. Investors are responsible for determining whether or not an investment in the Fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated February 2, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from U.S. Global Accolade Funds upon request at the address set forth above or by calling 1-800-US-FUNDS (1-800-873-8637).

                    THESE SECURITIES HAVE NOT BEEN APPROVED
                             OR DISAPPROVED BY THE
                       SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                      PASSED UPON THE ACCURACY OR ADEQUACY
                              OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

           TABLE OF CONTENTS

SUMMARY OF FEES AND EXPENSES.........          2
FINANCIAL HIGHLIGHTS.................          4
INVESTMENT OBJECTIVES AND
CONSIDERATIONS.......................          5
OTHER INVESTMENT PRACTICES...........          6
RISK FACTORS.........................          9
HOW TO PURCHASE SHARES...............         10
HOW TO EXCHANGE SHARES...............         13
HOW TO REDEEM SHARES.................         15
HOW SHARES ARE VALUED................         20
DIVIDENDS AND TAXES..................         21
THE TRUST............................         22
MANAGEMENT OF THE FUND...............         23
DISTRIBUTION EXPENSE PLAN............         26
PERFORMANCE INFORMATION..............         26

                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load..............       None
     Redemption Fee..................       None
     Administrative Exchange Fee.....  $    5.00
     Account Closing Fee (does not
        apply to exchanges)..........  $   10.00
     Trader's Fee (shares held less
        than 30 days)................       0.25%
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)(1)
     Management and Administrative
        Fees.........................       1.00%
     12b-1 Fees......................       0.25%
     Other Expenses, including
        Transfer Agency
        and Accounting Service
        Fees.........................       0.52%
     Total Fund Operating Expenses
        (net of waivers and
        reimbursements)..............       1.77%

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 anytime during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See SMALL ACCOUNTS.

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES1:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

1 year...............................  $      27
3 years..............................  $      64
5 years..............................  $     103
10 years.............................  $     213

The hypothetical example is based upon the Fund's historical expenses, which are expected to decline as the Fund's net assets increase. In conformance with SEC regulations, the example is based on a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1 small account charge which is not reflected in the example. See SMALL ACCOUNTS. Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge that does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.
------------
(1) Annual fund operating expenses and the hypothetical example are based on the Fund's historical expenses. The Fund pays management fees and transfer agency fees to U.S. Global Investors, Inc. ("Advisor") and its wholly owned subsidiaries. The Fund paid accounting services fees to the Advisor until October 31, 1997. Effective November 1, 1997, the Fund pays accounting services fees to Brown Brothers Harriman & Co. The Advisor pays part of the management fee to Bonnel, Inc. ("Sub-Advisor") for serving as sub-advisor. See the MANAGEMENT OF THE FUNDS section for additional information.

                              FINANCIAL HIGHLIGHTS

    The following information for the fiscal year ended October 31, 1997, has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS, which is incorporated by reference into the STATEMENT OF ADDITIONAL INFORMATION. The financial highlights should be read in conjunction with the finanial statements and notes thereto included in the ANNUAL REPORT. In addition to the data set forth below, further information about the performance of the Fund is contained in the ANNUAL REPORT and STATEMENT OF ADDITIONAL INFORMATION, which may be obtained without charge.

    Per share data for an outstanding share throughout each period is as follows:

                                                           YEAR ENDED
                                           ------------------------------------------
                                                               SEPTEMBER 30
                                           OCT. 31    -------------------------------
                                            1997*       1997       1996      1995**
                                           --------   ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD       $  21.86   $   17.15  $   14.81  $   10.02
Investment activities
    Net investment income (loss)              (0.03)      (0.21)     (0.14)     (0.07)
    Net realized and unrealized gain
      (loss)                                  (2.15)       5.09       3.13       4.91
                                           --------   ---------  ---------  ---------
Total from investment activities              (2.18)       4.88       2.99       4.84
                                           --------   ---------  ---------  ---------
Distributions
    In excess of net investment
      income                                    --         --         --        (0.05)
    From net realized gains                     --        (0.17)      --         --
    In excess of net realized gains             --         --        (0.65)      --
                                           --------   ---------  ---------  ---------
Total distributions                             --        (0.17)     (0.65)     (0.05)
                                           --------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD             $  19.68   $   21.86  $   17.15  $   14.81
TOTAL RETURN (EXCLUDING ACCOUNT FEES)         (9.97%(c)   28.67%     21.27%     48.74%(c)
Ratios to average net assets(a)
    Net investment income                     (1.43)%     (1.18)%    (1.32)%    (1.46)%
    Total expenses                             1.72%       1.77%      1.83%      2.50%
    Expenses reimbursed or offset               --         --         --        (0.02)%
    Net expenses                               1.72%       1.77%      1.83%      2.48%
Average commission rate paid(b)            $ 0.0685   $  0.0685  $  0.0708        n/a
Portfolio turnover rate                          52%(c)     239%       212%       145%(c)
Net assets, end of period (in
  thousands)                               $104,643   $ 117,891  $  90,696  $  24,673

------------
  *  Change in fiscal year end from September 30 to October 31.

 ** For the period October 17, 1994, effective date of registration and public offering, through September 30, 1995.

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Per portfolio share traded. Required for fiscal years beginning September 1, 1995, or later.

(c)  Not annualized.

                    INVESTMENT OBJECTIVES AND CONSIDERATIONS

The investment objective of the Bonnel Growth Fund (the "Fund") is long-term growth of capital. Current income is not an objective and any income received is incidental. The Fund seeks this growth by investing primarily in the common stocks of domestic and foreign issuers. The Fund does not intend to invest in fixed income securities other than money market instruments and convertible bonds. There is no assurance that the Fund will achieve its investment objective. Neither the investment objective nor the investment policy is a fundamental policy, and the Board of Trustees may change them without shareholder approval. However, shareholders will be notified in writing at least 30 days before any material change to either the Fund's investment objective or its investment policy.

Common stocks will be selected that meet certain fundamental and technical selection standards which, in the Sub-Advisor's opinion, have appreciation potential. The Fund expects to focus its investments on mid-capitalization companies with market capitalizations of around $1 billion. However, the Fund is not limited to mid-capitalization stocks and will also invest in large and small capitalization companies. Fundamental investment criteria include, but are not limited to, earnings figures, equity ownership by management, market leadership, strong management, price to earnings ratios, debt to equity ratios, and the general growth prospects of the issuer. Common stocks will not be eliminated simply because they do not pay a current dividend. Technical selection considerations include, but are not limited to, stock price movement and magnitude of trading volume. These criteria may lead the Fund to invest more or less of its assets in specific industries as market conditions change, but the Fund does not focus its investments in any particular industry. The Fund may invest in securities traded on domestic or foreign exchanges, quoted on NASDAQ or traded on the domestic or foreign over-the-counter markets. The Sub-Advisor is not obligated to conform to any particular fundamental or technical standard of selection or to the ranking of such standards. Standards of selection and their ranking will vary according to the Sub-Advisor's judgment.

The Sub-Advisor intends to stay fully invested in such stocks, regardless of the movement of stock prices generally. Under normal market conditions, the Fund is required to have at least 80% of the value of its total assets in equity securities. Of that 80%, no more than 5% may consist of preferred stock or bonds convertible into common stock. The remainder of the portfolio may be invested in money market instruments to provide liquidity, purchase portfolio securities, pay redemptions and meet other demands for cash. When the Sub-Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments for temporary defensive purposes.

The Fund may invest up to 25% of its total assets in common stocks and other equity securities of foreign issuers, but only if they are listed on a domestic or foreign exchange, quoted on NASDAQ or traded on the domestic or foreign over-the-counter market. See RISK FACTORS in this prospectus. As a part of the 25% limitation, no more than 5% of the Fund's net assets will be invested in securities of issuers domiciled in countries considered by the Advisor to be emerging markets.

The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs") representing shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the Fund's investment policies, the Fund's investment in ADRs will be deemed to be investments in the underlying securities.

                           OTHER INVESTMENT PRACTICES

As a fundamental policy, which cannot be changed without a vote of shareholders:

     (a) the Fund may not invest more than 25% of its total assets in securities of companies principally engaged in any one industry (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities);

     (b) with respect to 75% of its total assets, the Fund will not:
     (i) invest more than 5% of the value of its total assets in the securities of any one issuer (except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities); nor (ii) acquire more than 10% of the outstanding voting securities of any one issuer;

     (c) the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets;

     (d) the Fund may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to effect redemptions, provided that the Fund will not purchase additional securities while borrowings exceed 5% of the Fund's total assets.

PORTFOLIO TURNOVER

It is the policy of the Fund to seek long-term growth of capital. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor and Sub-Advisor, such transactions are in the best interests of the Fund. The Fund's historical portfolio turnover ratio is presented in the FINANCIAL HIGHLIGHTS section of this prospectus. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. See PORTFOLIO TURNOVER in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such cases, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods are reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor may be relieved of expenses which they might otherwise bear.

The Fund executes most of its transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Fund may occasionally purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Fund will usually deal through its selected broker-dealers and pay a commission on such transactions. The Fund believes that the execution and brokerage services it receives justify use of broker-dealers in these over-the-counter transactions. See PORTFOLIO TRANSACTIONS in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund may receive a fee from broker-dealers for lending its portfolio securities. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

REPURCHASE AGREEMENTS

The Fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

PUT AND CALL OPTIONS

The Fund may purchase or sell call options and may purchase put options on individual securities and on equity indexes. The Fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. For a more complete discussion, see PUT AND CALL OPTIONS in the Statement of Additional Information.

                                  RISK FACTORS

EQUITY PRICE FLUCTUATIONS

Equity securities are subject to price fluctuations depending on a variety of factors including market, business and economic conditions. Investment in growth stocks can involve special risks. In seeking long term growth of capital, the Fund may often purchase common stock of small- and medium-size companies which may be unseasoned, the stock of which often fluctuates in price more than common stocks of larger, more mature companies such as many of those included in the Dow Jones Industrial Average. Therefore, an investor should expect that the share price of the Fund will often be more volatile, in both "up" and "down" markets, than most of the popular stock averages.

FOREIGN SECURITIES

Investment in foreign securities may involve risks not present in domestic investment. These include fluctuating exchange rates; the fact that foreign issuers may be subject to different, and in some cases, less comprehensive accounting, financial reporting and disclosure standards than are domestic issuers; the risk of adverse changes in foreign investment or exchange control regulations; volatile currency markets; expropriation or confiscatory taxation; political or financial instability; or other developments which can affect investments. For more detailed information, see FOREIGN SECURITIES in the Statement of Additional Information.

PUTS AND CALLS

The Fund may purchase or sell call options and may purchase put options on individual securities and on equity indexes. If the Fund sells a covered call option and the securities owned by the Fund appreciate above the option's strike price, the Fund will generally be asked to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price. When purchasing call options the Fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium before the call option's expiration. When purchasing put options the Fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security increases or does not decrease by more than the premium before the put option's expiration.

                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) (Automatically Building Capital) is $1,000, and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. No minimum purchase is required for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates. Management may waive the minimum initial or subsequent investment requirement for purchases made through qualifying broker-dealers or certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check, made payable to the Bonnel Growth Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance section of the confirmation statement, or write your name, address and account number on your check or a separate piece of paper and mail to the address mentioned above. Do not use the remittance part of your confirmation statement for a different fund because it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-US-FUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in U.S. Global Accolade Funds by wiring funds. To do so, call U.S. Global Accolade Funds at 1-800-US-FUNDS (1-800-873-8637) for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLANT

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing U.S. Global Accolade Funds to draw on your money market or bank account for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Accolade Funds without requiring a $5,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund account or you could ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan anytime by letter received by U.S. Global Accolade Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. U.S. Global Accolade Funds reserves the right to reject any application or investment. Orders received by the Fund's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. If the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust because of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20, and you will be responsible for any loss incurred by the Trust with respect to canceling the purchase.

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason. Such a purchaser may be prohibited from placing additional orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Accolade Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Fund's transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by Federal law to withhold and remit to the United States Treasury a part of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the transfer agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CONFIRMATION STATEMENTS

When you open your account, U.S. Global Accolade Funds will send you a confirmation statement that will be your evidence that you have opened an account with U.S. Global Accolade Funds. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. The fund does not issue stock certificates.

                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any of the other funds in the U.S. Global Investors family of funds. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.

     HIGH REWARD           China Region Opportunity Fund
       HIGH RISK           Regent Eastern European Fund
                           U.S. Gold Shares Fund
                           U.S. World Gold Fund
                           U.S. Global Resources Fund
                           Adrian Day Global Opportunity Fund
                           Bonnel Growth Fund
 MODERATE REWARD           U.S. Real Estate Fund
   MODERATE RISK           U.S. All American Equity Fund
                           MegaTrends Fund
                           U.S. Income Fund
                           U.S. Tax Free Fund
                           United Services Near-Term Tax Free
                           Fund
      LOW REWARD           U.S. Government Securities Savings
                           Fund
        LOW RISK           U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

BY TELEPHONE

You will be able to automatically direct U.S. Global Accolade Funds to exchange your shares by calling toll free 1-800-US-FUNDS (1-800-873-8637). In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, because of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, use reasonable procedures to confirm that telephone instructions are genuine (including requiring some form of personal identification, providing written confirmation and tape recording conversations). If either party does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct U.S. Global Accolade Funds in writing to exchange your shares between identically registered accounts in the U.S. Global Investors family of funds. The request must be signed exactly as the name appears in the registration. Before writing, read ADDITIONAL INFORMATION ABOUT EXCHANGES.

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) A $5 charge will be paid to United Shareholder Services, Inc. ("USSI" or the "Transfer Agent") for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. Exchange fees cover administrative costs associated with handling these exchanges.

(2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will also be delayed. Separate Fund shares will be priced at their net asset value at the time of purchase. Redemption proceeds will not be invested in either fund during this period. Fund shares will always be redeemed immediately; however, Separate Fund shares will not be purchased until investable proceeds are available. You will be notified immediately if the purchase will be delayed.

(3) Shares may not be exchanged unless you have furnished U.S. Global Accolade Funds with your tax identification number, certified as required by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. See TAX IDENTIFICATION NUMBER.

(4) Exchanges out of the Bonnel Growth Fund of shares held less than 30 days are subject to a trader's fee. See TRADERS FEE PAID TO FUND.

(5) The exchange privilege may be canceled anytime. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Requests received in proper order by the Trust's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, will receive the share price next computed after receipt of the request.

BY MAIL

A written request for redemption must be in "proper order," which requires the delivery of the following to the transfer agent:

     (1) written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2)  signature guarantees when required; and

     (3) additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the transfer agent. Before writing, read ADDITIONAL INFORMATION ABOUT REDEMPTIONS.

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global Investors treasury money market fund account ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See HOW TO EXCHANGE SHARES for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 for more information concerning telephone redemptions and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Institutional investors, brokers, advisers, banks or similar institutions (whether acting for themselves or on behalf of a client) may make special arrangements to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For additional information, call the Trust at 1-800-873-8637. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions of more than $15,000 require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, if
(a) proceeds are to be paid to someone other than the registered owner of the shares or (b) proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (i) include the statement "Signature(s) Guaranteed"; (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with the guarantor; and (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. A $10 charge will be deducted from redemption proceeds to cover the wire. International wire charges will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by IRS Form W4-P and a reason for withdrawal as required by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to redeem or prohibit would have a material adverse consequence to the Trust and its shareholders. No account closing fee or redemption fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO FUND

A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) calendar days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as on Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

To reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's transfer agent; the transfer agent will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to involuntarily redeemed accounts.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $5,000 anytime during the month will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service for small investors, active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

To reduce Fund expenses, the Trust may redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will give those shareholders an opportunity to increase their accounts by investing enough assets to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders will normally receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust offers a number of plans and services to meet the special needs of certain investors. Plans include:

     (1) payroll deduction plans, including military allotments;

     (2) custodial accounts for minors;

     (3) flexible, systematic withdrawal plans; and

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

There is an annual charge for each retirement plan fund account for which Security Trust & Financial Company ("ST&FC"), a wholly-owned subsidiary of the Advisor, acts as custodian. If the administrative charge is not paid separately before the last business day of a calendar year or before a total redemption, it will be deducted from the shareholder's account. Application forms and brochures describing these plans and services can be obtained from the transfer agent by calling 1-800-US-FUNDS (1-800-873-8637).

SHAREHOLDER SERVICES

United Shareholder Services, Inc., a wholly owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-US-FUNDS for prompt service on any questions about your account.

24-HOUR ACCOUNT INFORMATION

Shareholders can access current information 24 hours a day on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.

                             HOW SHARES ARE VALUED

Shares of the Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. United Shareholder Services, Inc. calculates the net asset value per share of the Fund. Net asset value per share is determined, and orders become effective, as of 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays when the NYSE is closed, by dividing the aggregate net assets of the Fund by the total number of outstanding shares of the Fund. If the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (market other than those in the United States or Canada), either on an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

Portfolio securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by Management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued based on the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                              DIVIDENDS AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash, (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares, or (3) all capital gain distributions and income dividends paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Undeliverable dividend checks returned to the Fund and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned, and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund generally pays income dividends and distributes capital gains, if any, annually.

Mutual funds are potentially subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Part of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

Each January shareholders will receive a report of their Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also show whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

This discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                   THE TRUST

U.S. Global Accolade Funds (the "Trust") is an open-end management investment company consisting of several separate, diversified portfolios.

The Trust was formed April 16, 1993, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company authorized to issue shares without par value in separate series. Shares of the series have been authorized; shares of each series represent an interest in a separate portfolio. The Board of Trustees of the Trust has the power to create additional portfolios anytime without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. The Trustees serve for six-year terms. No shareholder meeting will ordinarily be held unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, regardless of the relative net asset value of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable with no conversion rights.

                             MANAGEMENT OF THE FUND

TRUSTEES

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

SUB-ADVISOR

Effective September 21, 1994, the Advisor and the Trust contracted with Bonnel, Inc. to serve as Sub-Advisor for the Fund. Mr. Arthur Bonnel formed the Sub-Advisor, a registered investment advisor. Mr. Bonnel, who serves as the Fund's portfolio manager, has been managing money since 1970 and was previously the portfolio manager of a successful mutual fund for more than five years.

The Sub-Advisor, located at P.O. Box 649, Reno, Nevada, manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. The Advisor and Sub-Advisor share the management fee equally, subject to a minimum sub-advisory fee and various offsetting adjustments. The Fund is not responsible for paying the Sub-Advisor's fee.

Mr. Bonnel served as the portfolio manager of the MIM Stock Appreciation Fund from August 1987 through May 1994. On February 28, 1994, that fund had $60.1 million in net assets. However, the MIM Stock Appreciation Fund is no longer in existence. As portfolio manager of the MIM Stock Appreciation Fund, Mr. Bonnel had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year, three-year and five-year periods ended February 28, 1994, compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                                           THE MIM STOCK
                                            APPRECIATION          S&P 500
                                             FUND(a)(b)           INDEX(c)
                                        --------------------      --------
One Year................................         21.58%              8.31%
Three Years.............................         20.80              11.61
Five Years..............................         20.64              13.64
------------
(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The expense ratio of the MIM Stock Appreciation Fund from 1988 through 1993 ranged from a high of 3.05% in 1988 to a low of 2.47% in 1993. The annualized expense ratio of the Bonnel Growth Fund for the fiscal period ended October 31, 1997, was 1.72%.

(c) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks generally representative of the United States stock market. The index is adjusted to reflect reinvestment of dividends.

Historical performance is not an indication of future performance. The MIM Stock Appreciation Fund was a separate fund, and its historical performance is not indicative of the potential performance of the Bonnel Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions and also changes in company-specific fundamentals of portfolio securities.

Advisor and Sub-Advisor investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

In consideration for such services, the Advisor shares the management fee (net of all expense reimbursements and waivers) with the Sub-Advisor. The Fund is not responsible for paying any portion of the Sub-Advisor's fees.

INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, and President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968 and serves as investment advisor to U.S. Global Investors Funds, a family of mutual funds with approximately $1.4 billion in assets.

The Advisor provides management and investment advisory services to the Trust and to the Funds in the Trust. The Advisor furnishes an investment program for the Fund; determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold and held; and makes changes on behalf of the Trust in the investments of the Fund.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1% of the Fund's average net assets.

The Advisor also provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expenses of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a servicing fee for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include, among others, the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditor expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale.

TRANSFER AGENT

The Transfer Agency Agreement with the Trust provides for the Fund to pay USSI, a wholly owned subsidiary of the Advisor, an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining/providing administrative services to the beneficial owners of Fund shares through broker-dealers, banks, trust companies and similar institutions that provide such services and maintain an omnibus account with the transfer agent, the Fund will pay to the transfer agent a monthly fee equal to one-twelfth ( 1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment will not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of records retention, postage, telephone and line charges (including the toll-free service) used by shareholders to contact the transfer agent, transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees paid to the transfer agent. For the fiscal year ending September 30, 1997, and the period ended October 31, 1997, the Fund paid USSI a total of $222,592 and $20,624, respectively, for transfer agency, lockbox and printing services.

CUSTODIAN, FUND ACCOUNTANT, ADMINISTRATOR

Brown Brothers Harriman & Co. provides fund accounting and administrative services to the Fund subject to a minimum annual fee of $40,000. Additionally, Brown Brothers Harriman & Co. provides custodial services to the Fund.

                           DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be used to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be used to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets annually.

Under the terms of the Plan the Fund may pay a servicing fee of up to 0.25% of the Fund's average net assets ( 1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing

Fund shareholders. See DISTRIBUTION PLAN in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. Performance comparisons will not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also use a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day or one-month period (the period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of that month. This income is then "annualized."
That is, the income generated by the investment during the 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation. Dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services elected by certain shareholders; e.g., nominal fees like the $5 exchange fee. These fees reduce the actual return realized by shareholders.

                           U.S. GLOBAL ACCOLADE FUNDS

                          SHARES OF THE FUND ARE SOLD
                  AT NET ASSET VALUE WITHOUT SALES COMMISSIONS

                               Bonnel Growth Fund

                               INVESTMENT ADVISOR
                          U.S. Global Investors, Inc.
                              7900 Callaghan Road
                            San Antonio, Texas 78229

                             INVESTMENT SUB-ADVISOR
                                  Bonnel, Inc.
                                  P.O. Box 649
                               Reno, Nevada 89504

                                 TRANSFER AGENT
                       United Shareholder Services, Inc.
                                P.O. Box 781234
                         San Antonio, Texas 78278-1234

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                        700 North St. Mary's, Suite 900
                            San Antonio, Texas 78205

                                    No-Load

                       Be Sure to Retain This Prospectus.
                       It Contains Valuable Information.

================================================================================
                           MEGATRENDS FUND PROSPECTUS
================================================================================


                           U.S. GLOBAL ACCOLADE FUNDS

                                MEGATRENDS FUND

                                P.O. BOX 781234
                         SAN ANTONIO, TEXAS 78278-1234

                        1-800-873-8637 OR 1-800-US-FUNDS
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                       INTERNET: HTTP://WWW.US-GLOBAL.COM

                                   PROSPECTUS
                                FEBRUARY 2, 1998

This prospectus presents information that a prospective investor should know about the MegaTrends Fund ("Fund"), a diversified series of U.S. Global Accolade Funds ("Trust"). The Trust is an open-end management investment company. Investors are responsible for determining whether or not an investment in the fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated February 2, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from U.S. Global Accolade Funds upon request at the address set forth above or by calling 1-800-873-8637 or 1-800-US-FUNDS.

                    THESE SECURITIES HAVE NOT BEEN APPROVED
                             OR DISAPPROVED BY THE
                       SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                      PASSED UPON THE ACCURACY OR ADEQUACY
                              OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

         TABLE OF CONTENTS
                                        PAGE
                                        ----
Summary of Fees and Expenses.........     2
Financial Highlights -- MegaTrends
  Fund...............................     4
Investment Objectives, Investment
  Policies, and
  Risk Considerations................     5
Other Investment Practices...........     8
How to Purchase Shares...............     9
How to Exchange Shares...............    12
How to Redeem Shares.................    14
How Shares Are Valued................    19
Dividends and Taxes..................    20
The Trust............................    21
Management of the Fund...............    21
Distribution Expense Plan............    25
Performance Information..............    25

                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load..............   None
     Redemption Fee..................   None
     Administrative Exchange Fee.....    $ 5
     Account Closing Fee (does not
        apply to exchanges)..........    $10
     Trader's Fee (shares held less
        than 30 days)................   0.25%
ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)(1)
     Management and Administrative
        Fees.........................   1.00%
     12b-1 Fees......................   0.25%
     Other Expenses, including
        Transfer Agency and
        Accounting Services Fees.....   0.51%
     Total Fund Operating Expenses...   1.76%
     Net Fund Operating Expenses.....   1.76%

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 at any time during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See "Small Accounts."

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES1

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

1 year...............................  $      28
3 years..............................  $      65
5 years..............................  $     105
10 years.............................  $     217

The hypothetical example is based upon the Fund's historical expenses which are expected to decline as the Fund's net assets increase. In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1 small account charge which is not reflected in the example. See "Small Accounts." Included in these estimates is the account closing fee of
$10 for each period. This fee is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.
------------------------------
(1) Annual fund operating expenses and the hypothetical example are based on the Fund's historical expenses. The Fund pays management fees and transfer agency fees to U.S. Global Investors, Inc. ("Advisor") and its wholly owned subsidiaries. The Fund paid accounting services fees to the Advisor until October 31, 1997. Effective November 1, 1997, the Fund pays accounting services fees to Brown Brothers Harriman & Co. The Advisor pays part of the management fee to Money Growth Institute, Inc. ("Sub-Advisor") for serving as sub-advisor. See the MANAGEMENT OF THE FUNDS section for additional information.

                              FINANCIAL HIGHLIGHTS

The following information for the fiscal years ended October 31, 1997 and June 30, 1997, has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS, which is incorporated by reference into the STATEMENT OF ADDITIONAL INFORMATION. The following information for the fiscal periods ended June 30, 1992 through 1996, was audited by Arthur Andersen LLP. The related financial statements and report of independent accountants for 1996 and prior periods are included in the fund's 1996 ANNUAL REPORT TO SHAREHOLDERS and are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the ANNUAL REPORT. In addition to the data set forth below, further information about the performance of the Fund is contained in the ANNUAL REPORT and STATEMENT OF ADDITIONAL INFORMATION, which may be obtained without charge.

Per share data for an outstanding share throughout each period is as follows:

                                                                         YEAR ENDED JUNE 30,
                                        OCT. 31,   ----------------------------------------------------------------
                                         1997*      1997**      1996       1995       1994       1993      1992***
                                        --------   ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................   $ 13.45    $   11.27  $   11.17  $   10.29  $   10.84  $   10.36  $   10.00
                                        --------   ---------  ---------  ---------  ---------  ---------  ---------
Investment activities
    Net investment income (loss).....      0.01         0.01       0.17       0.28       0.19       0.15       0.16
    Net realized and unrealized gain
      (loss).........................      0.44         2.39       1.72       0.95      (0.35)      0.55       0.51
                                        --------   ---------  ---------  ---------  ---------  ---------  ---------
Total from investment activities.....      0.45         2.40       1.89       1.23      (0.16)      0.70       0.67
                                        --------   ---------  ---------  ---------  ---------  ---------  ---------
Distributions
    From net investment income.......     --           (0.01)     (0.17)     (0.28)     (0.19)     (0.15)     (0.16)+
    From net realized gains..........     --           (0.21)     (1.61)    --          (0.20)     (0.07)     (0.15)+
    In excess of net realized
      gains..........................     --          --          (0.01)     (0.07)    --         --         --
                                        --------   ---------  ---------  ---------  ---------  ---------  ---------
Total distributions..................     --           (0.22)     (1.79)     (0.35)     (0.39)     (0.22)     (0.31)
                                        --------   ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD.......   $ 13.90    $   13.45  $   11.27  $   11.17  $   10.29  $   10.84  $   10.36
                                        ========   =========  =========  =========  =========  =========  =========
TOTAL RETURN (EXCLUDING ACCOUNT
  FEES)..............................      3.34%(c)    20.72%     17.10%     12.20%     (1.50)%     6.79%      7.94%(c)
                                        ========   =========  =========  =========  =========  =========  =========
Ratio to average net assets(a)
    Net investment income............      0.23%        0.09%      1.30%      2.36%      1.65%      1.60%      2.21%
    Total expenses...................      1.76%        1.97%      2.10%      1.98%      1.81%      1.95%      2.71%
    Expenses reimbursed or offset....     --           (0.09)%    (0.60)%    (0.48)%    (0.31)%    (0.45)%    (1.24)%
    Net expenses.....................      1.76%        1.88%      1.50%      1.50%      1.50%      1.50%      1.47%
Average commission rate(b)...........   $0.0777    $  0.0800        n/a        n/a        n/a        n/a        n/a
Portfolio turnover rate..............        13%(c)       62%       115%       163%       143%        83%        75%(c)
Net assets, end of period (in
  thousands).........................   $25,492    $  25,610  $  27,945  $  32,976  $  45,523  $  58,955  $  28,340

------------
  *  Change in fiscal year end from June 30 to October 31.

 **  Effective November 18, 1996, the Fund changed to a new investment manager.

*** For the period October 21, 1991, effective date of registration and public offering, through June 30, 1992.

 + For the period ended June 30, 1992, the per share data was calculated using average shares outstanding throughout the period, whereas for subsequent periods, the per share data was calculated based upon actual distributions. For the period ended June 30, 1992, actual distributions per share from net investment income and from net realized gains from security transactions amounted to $0.11 and $0.08, respectively.

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Per portfolio share traded. Required for fiscal years beginning September 1, 1995, or later.

(c)  Not annualized.

      INVESTMENT OBJECTIVES, INVESTMENT POLICIES, AND RISK CONSIDERATIONS

The primary investment objective of the Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. The Fund's investment objectives are fundamental and as such may not be changed without the affirmative vote of the holders of a majority of its outstanding shares as defined in the Investment Company Act of 1940. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

The Fund should be viewed essentially as an equity fund since it is expected that, unless the Fund is in a defensive posture, the majority of its assets will be held in common stocks most of the time. The Fund, however, may from time to time have a significant portion, and possibly all, of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations" described below) and corporate debt securities of various maturities. When the Sub-Advisor believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when, in the judgment of the Sub-Advisor, it is otherwise warranted in selling to manage the Fund's portfolio against the risks of a major stock market decline, the Fund may temporarily hold, for defensive purposes, all or a portion of its assets in money market instruments.

Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Sub-Advisor. Debt securities also are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the Fund will fluctuate.

ASSET ALLOCATION

The Sub-Advisor determines the asset allocation of the Fund's portfolio primarily upon the basis of market timing techniques developed by Dr. Stephen Leeb, President and controlling shareholder of the Sub-Advisor, and his staff. These techniques attempt to identify the degree of risk in holding stocks versus debt securities and/or versus money market instruments. Dr. Leeb and his staff have developed models over the years to assist him in assessing risk in the equity and debt markets. These models emphasize general economic and monetary factors and, to a lesser extent, trends in the equity and debt markets themselves.

Investors should be aware that the investment results of the Fund depend upon the ability of the Sub-Advisor to correctly anticipate the relative performance and risk of stocks, debt securities and money market instruments. Historical evidence indicates that correctly timing portfolio allocations among these asset classes has been an extremely difficult investment strategy to implement successfully. While Dr. Leeb has substantial experience in applying market timing techniques, there can be no assurance that the Sub-Advisor will correctly anticipate relative asset class performance in the future on a consistent basis. Investment results would suffer, for example, if only a small portion of the Fund's assets were invested in stocks during a significant stock market advance or if a major portion were invested in stocks during a major decline.

STOCK SELECTION

The stock selection approach within the equity sector of the Fund's portfolio can best be characterized in the vernacular of the investment business as a "value" orientation. That is, great emphasis is placed on "value" parameters, such as having a strong balance sheet, substantial free cash flow, a record of rising dividends, and/or having a high dividend yield. In addition, companies in whose equities the Fund may invest will predominantly have large capitalizations in terms of total market value. Usually, but not always, the stocks of such companies are traded on major stock exchanges. Such stocks are usually very liquid, but there may be periods when a particular stock or stocks in general become substantially less liquid. Such periods are usually, but not always, brief, and the Sub-Advisor will seek to minimize the overall liquidity risk of the Fund's portfolio. In addition, it is unlikely that the Fund would have more than a token amount of its assets, and in no case more than five percent (5%) of its net assets, in stocks with market capitalizations less than $300 million at the time of purchase. The Fund may invest in foreign companies through the purchase of sponsored American Depository Receipts, "ADRs," (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody), or other securities of foreign issuers that are publicly traded in the United States. The Fund does not currently intend to invest more than five percent (5%) of its net assets in American Depository Receipts and other foreign securities.

GOVERNMENT AND CORPORATE DEBT SECURITIES

When the Fund has a portion of its assets in U.S. Government obligations or corporate debt securities, the maturities of these securities will be based in large measure both on the Advisor's perception as to general risk levels in the debt market versus the equity market, and on the Advisor's perception of the future trend and term structure of interest rates. Dr. Leeb, with his staff, has developed models that assist him in assessing risk in the debt markets and interest rate trends.

U.S. Government obligations include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

The Fund may also purchase corporate debt securities rated "B" or higher by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., although the Fund does not hold, nor intends to invest, more than five percent (5%) of its net assets in corporate debt securities rated at least "B" but less than "A" by either of these two rating organizations. Lower-rated debt securities (commonly called "junk bonds") are often considered to be speculative and involve greater degrees of risk of default or price changes due to changes in the issuer's creditworthiness. The Fund may also purchase debt securities on a when-issued basis, but the Fund does not currently intend to invest more than five percent (5%) of its net assets in such securities during the coming year.

MONEY MARKET SECURITIES

The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc., bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and other short-term instruments issued by domestic branches of U.S. financial institutions that are insured by the Federal Deposit Insurance Corporation and have assets exceeding $10 billion.

The Fund may also invest a portion of its assets in repurchase agreements with domestic broker/dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the sellers agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by the United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

                           OTHER INVESTMENT PRACTICES

The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers, although the Fund has no present intention to do so.

The Fund may borrow money from banks or as may be necessary for the clearance of securities transactions but only for emergency or extraordinary purposes in an amount not exceeding five percent (5%) of the Fund's total assets. The Fund's policy on borrowing is a fundamental policy which may not be changed without the affirmative vote of a majority of its outstanding shares.

PORTFOLIO TURNOVER

The Fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the Fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Advisor. For the fiscal years ended October 31, 1997, June 30, 1997 and 1996, the Fund's portfolio turnover was 13%, 62% and 115%, respectively. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it will likely be between 75% and 150%, but may be either higher or lower. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

PORTFOLIO TRANSACTIONS

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor may be relieved of expenses which they might otherwise bear.

                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) is $1,000 and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates. Management may waive minimum initial or subsequent investment requirements for purchases made through qualifying broker-dealers or certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check or money order, made payable to the MegaTrends Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund as it is pre-coded. Doing so may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-873-8637 or 1-800-US-FUNDS. Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in the MegaTrends Fund by wiring money. To do so, call the Fund at 1-800-873-8637 or 1-800-US-FUNDS for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLANT

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing United Shareholder Services, Inc. to draw on your money market or bank account monthly for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Investors family of funds without requiring a $5,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund account or you could inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan any time by letter received by United Shareholder Services, Inc. at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund's Transfer Agent or sub-agent before 4:00 p.m., Eastern Time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. In the event that the New York Stock Exchange ("NYSE") and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund by reason of such cancellation. If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge your account $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase.

To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Accolade Funds charges no sales commissions or "loads." However, investors may purchase and sell shares through registered broker/dealers who may charge fees for their services.

     CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the United States. As an accommodation, the Funds' Transfer Agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Funds account in the United States. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the United States. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

     If the Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of a tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CONFIRMATION STATEMENTS

When you open your account, the Fund will send you a confirmation statement, which will be your evidence that you have opened an account with the Fund. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble as you would with a negotiable stock certificate. The Fund does not issue stock certificates.

You normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any other fund in the U.S. Global Investors family of funds which is registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves a tradeoff between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.

     HIGH REWARD           China Region Opportunity Fund
       HIGH RISK           Regent Eastern European Fund
                           U.S. Gold Shares Fund
                           U.S. World Gold Fund
                           U.S. Global Resources Fund
                           Adrian Day Global Opportunity Fund
                           Bonnel Growth Fund
 MODERATE REWARD           U.S. Real Estate Fund
   MODERATE RISK           U.S. All American Equity Fund
                           MegaTrends Fund
                           U.S. Income Fund
                           U.S. Tax Free Fund
                           United Services Near-Term Tax Free
                           Fund
      LOW REWARD           U.S. Government Securities Savings
                           Fund
        LOW RISK           U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

BY TELEPHONE

You will automatically have the privilege to direct the Fund to exchange your shares between identically registered accounts by calling toll-free 1-800-873-8637 or 1-800-US-FUNDS. In connection with such exchanges neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including, requiring some form of personal identification, providing written confirmation and tape recording conversations); and if it does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct the Fund in writing to exchange your shares. The request must be signed exactly as the name appears in the registration. (Before writing, read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) A $5 charge will be paid to United Shareholder Services, Inc. for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. Exchange fees cover administrative costs associated with handling these exchanges.

     (2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will also be delayed. Separate Fund shares will be priced at their net asset value at the time of purchase. Redemption proceeds will not be invested in either fund during this period. Fund shares will always be redeemed immediately; however, Separate Fund shares will not be purchased until investable proceeds are available. You will be notified immediately if the purchase will be delayed.

     (3) Shares may not be exchanged unless you have furnished the Fund with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

     (4) Exchanges out of the MegaTrends Fund of shares held less than 30 days are subject to a trader's fee. The applicable trader's fee is described under "Trader's Fee Paid to the Fund."

     (5) The exchange privilege may be canceled anytime. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. The Fund redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests received in proper order by the Trust's Transfer Agent or sub-agent prior to 4:00 p.m. Eastern Time, Monday through Friday, exclusive of business holidays, to be effective that day, will receive the share price next computed after receipt of the request.

BY MAIL

A written request for redemption must be in proper order, which requires delivery of the following to the Transfer Agent:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2)  signature guarantees when required; and,

     (3) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global Investors treasury money market fund ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See
"How to Exchange Shares" for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 or 1-800-US-FUNDS for more information concerning telephone redemption and a treasury money market fund prospectus.

Telephone redemptions without opening a treasury money market fund account are available for members of the Chairman's Circle. For more information about the Fund's Chairman's Circle program, call 1-800-873-8637 or 1-800-US-FUNDS.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information, call the Fund at 1-800-873-8637 or 1-800-US-FUNDS.

SIGNATURE GUARANTEE

Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.

When a signature guarantee is required, each signature must be guaranteed by:

     (a) a federally insured bank or thrift institution;

     (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or

     (c) a national securities exchange or national securities association. The guarantee must:

          (i) include the statement "Signature(s) Guaranteed";

          (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with the guarantor; and

          (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association.

Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wires will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Fund has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Fund and its shareholders. The power to redeem existing accounts will be exercised in light of the Trustees' fiduciary duties and in conformance with Massachusetts law. The Fund will not redeem an existing account solely to prevent the legitimate exercise of a shareholder's rights. No account closing fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO FUND

A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to any involuntarily redeemed account.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $5,000 at any time during the month, will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service, active ABC Investment Plan(R) accounts, custodial accounts for minors with at least $1,000, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

In order to reduce expenses of the Fund, the Fund may redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within 90 days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

OTHER SERVICES

The Fund has a number of plans and services available to meet the special needs of certain investors. Plans available include:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and,

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company, a wholly owned subsidiary of the Advisor, acts as custodian. If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-873-8637 or 1-800-US-FUNDS.

24-HOUR ACCOUNT INFORMATION

Shareholders can also access current information 24 hours a day on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-873-8637 or 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.

                             HOW SHARES ARE VALUED

Shares of each Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. The net asset value per share of each Fund is calculated separately by Brown Brothers Harriman Co. Net asset value per share is determined and orders become effective as of 4:00 p.m. Eastern Time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of each Fund by the total number of shares of that Fund outstanding. In the event that the NYSE and other financial markets close earlier as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. Dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (a market other than those in the United States or Canada), either an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (a market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees. These procedures provide, in part, that the Advisor will produce a written "Fair Value Memorandum" stating its methodology and rationale for determining fair value for such assets. A copy of the Fair Value Memorandum will be delivered to the Chairman of the Audit Committee (or any Independent Trustee if the Chairman of the Audit Committee is unavailable). The Chairman of the Audit Committee (or Independent Trustee) will, after full deliberation, have authority to determine fair value in conformance with the Fair Value Memorandum or to call for an immediate meeting of the Audit Committee to establish fair market value.

Portfolio securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Fund's Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. If the price of a portfolio security is determined to be materially different from its current market value, such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                              DIVIDENDS AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares; or (3) all income dividend and capital gain distributions reinvested. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Fund as undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gain or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund generally pays dividends, if any, semiannually and pays capital gains, if any, annually.

Mutual funds are potentially subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

Each January, the Fund will report to its shareholders the federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                   THE TRUST

U.S. Global Accolade Funds is an open-end management investment company consisting of several separate, diversified portfolios.

The Trust was formed April 16, 1993, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company authorized to issue shares without par value in separate series. Shares of the series have been authorized; shares of each series represent an interest in a separate portfolio. The Board of Trustees has the power to create additional portfolios anytime without a vote of shareholders of the Trust. Trustees serve six-year terms. No shareholder meeting will ordinarily be held unless otherwise required by the Investment Company Act of 1940. The Trust will call a meeting of shareholders to vote on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset value of the portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             MANAGEMENT OF THE FUND

TRUSTEES

     The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

SUB-ADVISOR

Effective November 18, 1996, the Advisor and the Trust contracted with Money Growth Institute, Inc. to serve as Sub-Advisor for the Fund. Dr. Stephen Leeb, president of the Sub-Advisor and its controlling shareholder, is, and since the Fund's inception October 21, 1991, has been the Fund's portfolio manager. The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. Investment decisions for the funds are made independently from those of other investment companies advised by U.S. Global Investors, Inc. Advisor and Sub-Advisor investment personnel may invest in securities for their own accounts pursuant to a Code of Ethics that establishes procedures for personal investing and restricts certain transactions.

In consideration for such services, the Advisor will pay the Sub-Advisor a fee, on an annual basis, from 50 basis points (0.50%) to 1% of Fund assets based on the assets of the Fund.

Prior to the effective date of the current Sub-Advisory Agreement, the Fund compensated a different investment advisor at an annual rate of one percent (1%) of average net assets for its services under a separate agreement. For the fiscal year ended October 31, 1997, the advisory fee paid to the Advisor was 1.00% of the Fund's average net assets.

Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services since the late 1970s. The business address of the Sub-Advisor is 45 Rockefeller Plaza, Suite 2570, New York, New York 10111. As the Fund's portfolio manager, Dr. Leeb is primarily responsible for the day-to-day investment management of the Fund. The Sub-Advisor is an investment adviser with assets under management, apart from the Fund, of approximately $40 million as of October 17, 1997. Dr. Leeb is the editor of BALANCED, a highly regarded and award winning investment advisory newsletter, and THE BIG PICTURE, one of the nation's top market timing newsletters. The author of the acclaimed book GETTING IN ON THE GROUND FLOOR, Dr. Leeb accurately forecast the great bull market of the 1980s and early 1990s. He is also the author of MARKET TIMING FOR THE NINETIES. He is now at work on a third book which will examine the investment and economic climate in the nineties and beyond. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on Wall Street Week, Nightly Business Report, CNN and CNBC.

Dr. Leeb and the Sub-Advisor have recently consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996, related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 14, 1995, related to certain record keeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents willfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censures, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the predecessor fund was a party to either proceeding.

Three states issued orders against the Sub-Advisor for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Advisor agreed to cease and desist such practice, paid fines, and registered in each state.

INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an Investment Advisory Agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, as well as President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968. The Advisor serves as investment advisor to U.S. Global Investors Funds and U.S. Global Accolade Funds, a family of mutual funds with approximately $1.4 billion in assets.

The Advisor provides management and investment advisory services to the Trust and to the funds in the Trust. The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.

The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1% of the Fund's average net assets.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, trust companies, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares, although such fees may be account based.

The Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditor expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing prospectuses, proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale, among others.

TRANSFER AGENT

The Transfer Agency Agreement with the Trust provides for the Fund to pay USSI, a wholly owned subsidiary of the Advisor, an annual fee of $23 per account
( 1/12 of $23 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Fund shares through broker/dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund will pay to the Transfer Agent a monthly fee equal to one-twelfth ( 1/12) of
12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment will not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institutions. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, as well as the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. Transfer Agent fees and expenses including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the Transfer Agent is paid. For the fiscal year ending June 30, 1997, and the period ended October 31, 1997, the Fund paid USSI a total of $49,994 and $18,074, respectively, for transfer agency, lockbox and printing services.

CUSTODIAN, FUND ACCOUNTANT, ADMINISTRATOR

Brown Brothers Harriman & Co. provides fund accounting and administrative services to the Fund subject to a minimum annual fee of $40,000. Additionally, Brown Brothers Harriman & Co. provides custodial services to the Fund.

                           DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be utilized to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis.

Under the terms of the Plan the Fund may pay a "servicing fee" of up to 0.25% of the Fund's average net assets ( 1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See "Distribution Plan" in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices as reported in various periodicals. Performance comparisons should not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one-month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized."
That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Funds portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as the $5 fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.

                           U.S. GLOBAL ACCOLADE FUNDS

                    SHARES OF THE FUND ARE SOLD AT NET ASSET
                        VALUE WITHOUT SALES COMMISSIONS
                               OR REDEMPTION FEES

                                MegaTrends Fund

                               INVESTMENT ADVISOR
                          U.S. Global Investors, Inc.
                              7900 Callaghan Road
                            San Antonio, Texas 78229

                                  SUB-ADVISOR
                          Money Growth Institute, Inc.
                        45 Rockefeller Plaza, Suite 2570
                            New York, New York 10111

                                 TRANSFER AGENT
                       United Shareholder Services, Inc.
                                P.O. Box 781234
                         San Antonio, Texas 78278-1234

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                        700 North St. Mary's, Suite 900
                            San Antonio, Texas 78205

                                    No Load

                       Be Sure to Retain This Prospectus.
                       It Contains Valuable Information.

================================================================================
                  ADRIAN DAY GLOBAL OPPORTUNITY FUND PROSPECTUS
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                                   ADRIAN DAY
                            GLOBAL OPPORTUNITY FUND
                                P.O. BOX 781234
                         SAN ANTONIO, TEXAS 78278-1234

                        1-800-US-FUNDS (1-800-873-8637)
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                       INTERNET: HTTP://WWW.US-GLOBAL.COM

                                   PROSPECTUS

                                FEBRUARY 2, 1998

This prospectus presents information that a prospective investor should know about the Adrian Day Global Opportunity Fund ("Fund"), a diversified series of U.S. Global Accolade Funds ("Trust"). The Trust is an open-end management investment company. Investors are responsible for determining whether or not an investment in the Fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated February 2, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from U.S. Global Accolade Funds by calling 1-800-US-FUNDS (1-800-873-8637) or writing to the address shown above.

                    THESE SECURITIES HAVE NOT BEEN APPROVED
                             OR DISAPPROVED BY THE
                       SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                      PASSED UPON THE ACCURACY OR ADEQUACY
                              OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

           TABLE OF CONTENTS

SUMMARY OF FEES AND EXPENSES.........          2
FINANCIAL HIGHLIGHTS.................          3
INVESTMENT OBJECTIVES AND
PRACTICES............................          4
OTHER INVESTMENT PRACTICES...........          5
RISK FACTORS.........................          8
HOW TO PURCHASE SHARES...............         10
HOW TO EXCHANGE SHARES...............         14
HOW TO REDEEM SHARES.................         15
HOW SHARES ARE VALUED................         20
DIVIDENDS AND TAXES..................         21
THE TRUST............................         22
MANAGEMENT OF THE FUND...............         23
DISTRIBUTION EXPENSE PLAN............         25
PERFORMANCE INFORMATION..............         26

                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
     Maximum sales load..............       None
     Redemption fee..................       None
     Administrative exchange fee.....        $ 5
     Account closing fee (does not
       apply to exchanges)...........        $10
     Trader's fee (shares held less
       than 30 days).................       1.00%
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)(1)
     Management fees.................       1.25%(2)
     12b-1 fees......................       0.25%
     Other expenses, including
       transfer agency
       and accounting services
       fees..........................       4.13%(2)
     Total fund operating expenses...       5.63%(2)

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 anytime during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See SMALL ACCOUNTS.

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES1

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

1 year...............................  $      66
3 years..............................  $     177
5 years..............................  $     287
10 years.............................  $     556

The hypothetical example is based on the Fund's expenses. In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1.00 small account charge, which is not reflected in the example. See SMALL ACCOUNTS. Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge that does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended October 31, 1997, has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS, which is incorporated by reference into the STATEMENT OF ADDITIONAL INFORMATION. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the ANNUAL REPORT. In addition to the data set forth below, further information about the performance of the Fund is contained in the ANNUAL REPORT and STATEMENT OF ADDITIONAL INFORMATION, which may be obtained without charge.
------------------------------
(1) Annual fund operating expenses and the hypothetical example are based on the fund's historical expenses. The fund pays management and transfer agency fees to U.S. Global Investors, Inc. ("Advisor") and its wholly owned subsidiaries. The Fund paid accounting services fees to the Advisor until October 31, 1997. Effective November 1, 1997, the Fund pays accounting services fees to Brown Brothers Harriman & Co. The Advisor pays part of the management fee to Global Strategic Management, Inc. ("Sub-Advisor") for serving as sub- advisor. See the MANAGEMENT OF THE FUNDS section for additional information.

(2) Management fees, other expenses and total Fund operating expenses have been restated to reflect expenses the Fund would have incurred absent fee waivers and expense reimbursements. The Advisor no longer guarantees that Fund expenses will be limited to 2.50%.

Per share data for an outstanding share throughout each period is as follows:

                                           YEAR ENDED
                                        OCTOBER 31, 1997*
                                        -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................        $ 10.00
                                        -----------------
Investment Activities
     Net investment income (loss)....           0.08
     Net realized and unrealized gain
       (loss)........................          (1.12)
                                        -----------------
Total from investment activities.....          (1.04)
Total distributions..................        --
NET ASSET VALUE, END OF PERIOD.......        $  8.96
                                        =================
TOTAL RETURN (excluding account
  fees)..............................         (10.40)%(b)
Ratios to Average Net assets(a):
     Net investment income...........           1.71%
     Total expenses..................           5.63%
     Expenses reimbursed or offset...          (3.13)%
     Net expenses....................           2.50%
Average commission rate paid.........        $0.0119
Portfolio turnover...................             13%(b)
Net assets, end of period (in
  thousands).........................        $ 3,426
------------
 * For the period February 20, 1997, effective date of registration and public offering, through October 31, 1997.

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Not annualized.

                      INVESTMENT OBJECTIVES AND PRACTICES

The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing throughout the world in a diversified portfolio consisting primarily (80% of total assets during normal market conditions) of marketable common stocks and in securities convertible into common stocks of global (both international and domestic) blue chip corporations that the Sub-Advisor believes the market has undervalued.

The Fund is committed to flexible value investing, searching for common stocks that are selling at substantial discounts to the underlying value of their assets, earning power, or private market value. Taking a global approach, the Fund searches for value investments around the world. The Fund seeks first to build and maintain core investments in the common stock of international blue chip companies that are well capitalized and well managed and enjoy strong balance sheets and brand-name recognition in their own markets. The Sub-

Advisor believes such companies are poised to grow and prosper with the continued development of consumer markets around the world. Supplementing these core investments, the Fund has the flexibility to purchase a wide variety of investments that appear to the Sub-Advisor to offer value at any particular time. The Sub-Advisor searches for a variety of unrecognized contrarian investments, including at any given time, securities issued by smaller, lesser known companies, new companies, and companies operating in emerging markets. The Fund may also invest in debt securities (although income is an incidental consideration) including high yield or junk bonds, convertible securities, and commodity-linked securities.

Under normal market conditions the Fund will invest primarily (up to 100% of its assets) in foreign securities, although investments in United States securities are permitted and will be emphasized when the Sub-Advisor believes that opportunities in the United States markets appear more attractive. When deemed appropriate by the Fund's Sub-Advisor for short-term investment or defensive purposes, the Fund may hold a portion of its assets (up to 100%) in short-term debt instruments including commercial paper, certificates of deposit, or repurchase agreements.

The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least thirty days prior to any material change in the Fund's investment objective. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

                           OTHER INVESTMENT PRACTICES

As a fundamental policy that cannot be changed without a vote of shareholders:

     (a) the Fund may not invest more than 25% of its total assets in securities of companies principally engaged in any one industry (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities);

     (b) with respect to 75% of its total assets, the Fund will not: (i) invest more than 5% of the value of its total assets in the securities of any one issuer (except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities); nor (ii) acquire more than 10% of the outstanding voting securities of any one issuer;

     (c) the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets;

     (d) the Fund may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the Funds total assets.

PORTFOLIO TURNOVER

It is the policy of the Fund to seek long-term growth of capital. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor and Sub-Advisor, such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. The Fund's Portfolio turnover rate is described in the FINANCIAL HIGHLIGHTS section. See PORTFOLIO TURNOVER in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor will not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor may be relieved of expenses which they might otherwise bear.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees consider creditworthy.

STRATEGIC TRANSACTIONS

The Fund may, but is not required to, use various other investment strategies as described below. Such strategies are generally accepted as modern portfolio management techniques and are regularly used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, financial futures contracts and options thereon, and may enter into various currency transactions such as currency forward contracts, currency futures contracts, or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund will not sell put options except in closing transactions.

The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes and not for speculation. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio. Such changes may result from securities markets or currency exchange rate fluctuations. Strategic Transactions may also be used to attempt to protect the Fund's unrealized gains or prevent losses in the value of its portfolio securities, or to establish a position using Strategic Transactions as a temporary substitute for purchasing or selling particular securities. See INVESTMENT OBJECTIVES AND POLICIES -- RISK CONSIDERATIONS OF THE FUND in the Statement of Additional Information. The ability of the Fund to use these Strategic Transactions successfully will depend upon the Sub-Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when it engages in Strategic Transactions.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund may receive a fee from broker-dealers for lending its portfolio securities. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

                                  RISK FACTORS

The Fund is designed for long-term value investors who can accept international investment risk. The Fund's share price will tend to reflect the movements of the different securities markets in which it is invested and, unless hedged, the foreign currencies in which investments are denominated.

Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objective will be realized. The Fund's Advisor and Sub-Advisor will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

MARKET RISK

Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Advisor or Sub-Advisor. As a result, the return and net asset value of the Fund will fluctuate.

The Fund may purchase common stock of small and medium size companies which may be unseasoned and which often fluctuate in price more than common stocks of larger, more mature companies.

Debt securities, including investment grade and high yield bonds, are also subject to price fluctuations based on changes in the level of interest rates, which will generally result in these securities changing in price in the opposite direction. That is, these securities will experience appreciation when interest rates decline and will depreciate when interest rates rise.

FOREIGN INVESTMENTS

While investment by the Fund on an international basis will permit shareholders to participate in economic developments abroad, such investments involve certain risks not ordinarily associated with investing in securities of United States issuers. These risks may include political instability of some foreign governments, fluctuation in foreign exchange rates, the imposition of exchange control regulations, the possibility of expropriation decrees, more limited information about foreign issuers, different accounting standards, higher brokerage costs and foreign withholding taxes. Moreover, foreign securities and their markets may not be as liquid as U.S. securities and their markets.

To the extent the Fund's investments are denominated in and pay interest or dividends in foreign currencies, and to the extent that the Fund's currency exposure is unhedged, the value of their investment by the Fund, as measured in U.S. dollars, may be affected either favorably or unfavorably by movements in exchange rates between the dollar and those foreign currencies. For more detailed information see FOREIGN SECURITIES in the Statement of Additional Information.

EMERGING MARKETS

The Fund may invest up to 15% of its assets in emerging markets, but not more than 5% of its assets in any single country considered to be part of the emerging market. Any company with a market capitalization of $500 million or more is excluded from the 15% limitation regardless of whether or not it is incorporated or primarily operates in an emerging market. The risks of investing in foreign markets are generally intensified for investments in emerging markets since their economies are generally smaller, less diverse, and less mature, and their political systems less stable than those in developed countries. A more complete description of the risks associated with investing in emerging markets is contained in the Statement of Additional Information.

CURRENCY HEDGING

The Sub-Advisor may engage in Strategic Transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Advisor attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on Strategic Transactions and increased transaction expenses.

LOWER-RATED AND UNRATED DEBT SECURITIES

The Fund may invest up to 15% of its assets in debt securities without regard to credit rating and may, therefore, invest in instruments that could experience a default in the payment of principal and interest. The Fund may also purchase debt securities on which the issuer has defaulted.

Lower-rated or unrated high yield debt securities are commonly known as junk bonds and are often considered to be of speculative grade. They involve greater risk of default due to changes in economic conditions, changes in the issuer's creditworthiness or other circumstances. The market for these securities is generally more limited and their prices may experience greater volatility than in the case of debt securities with higher ratings. See the Statement of Additional Information for a more complete discussion of the risks of investing in lower-rated and unrated debt securities.

COMMODITY LINKED SECURITIES

The Fund may invest up to 10% of its net assets in structured notes and/or preferred stock, the value of which is linked to the price of gold or other commodities. Such structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, not only the coupon and/or dividend but also the redemption amount may be increased or decreased depending on the change in the price of the referenced commodity. See COMMODITY LINKED SECURITIES in the Statement of Additional Information for further information.

ILLIQUID SECURITIES

Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy, the Fund will not invest more than 15% of its net assets in illiquid securities.

                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC(R) Investment Plan (Automatically Building Capital) is $1,000, and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. No minimum purchase is required for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates.

Management may waive the minimum initial or subsequent investment requirements for purchases made through qualifying broker-dealers of certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check, made payable to the Adrian Day Global Opportunity Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance section of the confirmation statement, or write your name, address and account number on your check or a separate piece of paper and mail to the address mentioned above. Do not use the remittance part of your confirmation statement for a different fund because it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-US-FUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in U.S. Global Accolade Funds by wiring funds. To do so, call U.S. Global Accolade Funds at 1-800-US-FUNDS (1-800-873-8637) for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLANT

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing U.S. Global Accolade Funds to draw on your money market or bank account for a minimum of $100 a month

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beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Accolade Funds without requiring a $5,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund account or you could ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan anytime by letter received by U.S. Global Accolade Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. U.S. Global Accolade Funds reserves the right to reject any application or investment. Orders received by the Fund's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. If the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust because of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20, and you will be responsible for any loss incurred by the Trust with respect to canceling the purchase.

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason. Such a purchaser may be prohibited from placing additional orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Accolade Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

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CHECKS DRAWN ON FOREIGN BANKS.  To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Fund's transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S.
dollars and repatriate such amount to the Fund's account in the U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by Federal law to withhold and remit to the United States Treasury a part of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the transfer agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CONFIRMATION STATEMENTS

When you open your account, U.S. Global Accolade Funds will send you a confirmation statement, which will be your evidence that you have opened an account with U.S. Global Accolade Funds. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. The fund does not issue stock certificates.

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                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any of the other funds in the U.S. Global Investors family of funds. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.

      HIGH REWARD             China Region Opportunity Fund
        HIGH RISK             Regent Eastern European Fund
                              U.S. Gold Shares Fund
                              U.S. World Gold Fund
                              U.S. Global Resources Fund
                              Adrian Day Global Opportunity Fund
                              Bonnel Growth Fund
  MODERATE REWARD             U.S. Real Estate Fund
    MODERATE RISK             U.S. All American Equity Fund
                              MegaTrends Fund
                              U.S. Income Fund
                              U.S. Tax Free Fund
                              United Services Near-Term Tax Free Fund
       LOW REWARD             U.S. Government Securities Savings Fund
         LOW RISK             U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS
(1-800-873-8637).

BY TELEPHONE

You will be able to automatically direct U.S. Global Accolade Funds to exchange your shares by calling toll free 1-800-US-FUNDS (1-800-873-8637). In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, because of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, use reasonable procedures to confirm that telephone instructions are genuine (including requiring some form of personal identification, providing written confirmation and tape recording conversations). If either party does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

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
BY MAIL

You may direct U.S. Global Accolade Funds in writing to exchange your shares between identically registered accounts in the U.S. Global Investors family of funds. The request must be signed exactly as the name appears in the registration. (Before writing, read ADDITIONAL INFORMATION ABOUT EXCHANGES.)

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) A $5 charge will be paid to United Shareholder Services, Inc. for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. Exchange fees cover administrative costs associated with handling these exchanges.

(2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will also be delayed. Separate Fund shares will be priced at their net asset value at the time of purchase. Redemption proceeds will not be invested in either fund during this period. Fund shares will always be redeemed immediately; however, Separate Fund shares will not be purchased until investable proceeds are available. You will be notified immediately if the purchase will be delayed.

(3) Shares may not be exchanged unless you have furnished U.S. Global Accolade Funds with your tax identification number, certified as required by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See TAX IDENTIFICATION NUMBER.)

(4) Exchanges out of the Adrian Day Global Opportunity Fund of shares held less than 30 days are subject to a trader's fee. (See TRADER'S FEE PAID TO FUNDS.)

(5) The exchange privilege may be canceled anytime. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Requests received in proper order by the Trust's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, will receive the share price next computed after receipt of the request.

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
BY MAIL

A written request for redemption must be in "proper order," which requires the delivery of the following to the transfer agent:

     (1) written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2)  signature guarantees when required; and

     (3) additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the transfer agent. (Before writing, read ADDITIONAL INFORMATION ABOUT REDEMPTIONS.)

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global treasury money market fund account ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See HOW TO EXCHANGE SHARES for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 for more information concerning telephone redemptions and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Institutional investors, brokers, advisers, banks or similar institutions (whether acting for themselves or on behalf of a client) may make special arrangements to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For additional information, call the Trust at 1-800-873-8637. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions of more than $15,000 require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, if
(a) proceeds are to be paid to someone other than the registered owner of the shares or (b) proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (i) include the statement "Signature(s) Guaranteed"; (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with the guarantor; and (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. A $10.00 charge will be deducted from redemption proceeds to cover the wire. International wire charges will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by IRS Form W4-P and a reason for withdrawal as required by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

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The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to redeem or prohibit would have a material adverse consequence for the Trust and its shareholders. No account closing fee or redemption fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO FUND

A trader's fee of 1.00% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) calendar days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as on Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

To reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's transfer agent; the transfer agent will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to any account which is involuntarily redeemed.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $5,000 anytime during the month will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service for small investors, active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

To reduce Fund expenses, the Trust may redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will give those shareholders an opportunity to increase their accounts by investing enough assets to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders will normally receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust offers a number of plans and services to meet the special needs of certain investors. Plans include:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  flexible, systematic withdrawal plans; and

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

There is an annual charge for each retirement plan fund account for which Security Trust & Financial Company ("STFC"), a wholly owned subsidiary of the Advisor, acts as custodian. If the administrative charge is not paid separately before the last business day of a calendar year or before a total redemption, it will be deducted from the shareholder's account. Application forms and brochures describing these plans and services can be obtained from the transfer agent by calling 1-800-US-FUNDS (1-800-873-8637).

SHAREHOLDER SERVICES

United Shareholder Services, Inc., a wholly owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-US-FUNDS for prompt service on any questions about your account.

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24-HOUR ACCOUNT INFORMATION

Shareholders can access current information 24 hours a day on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.

                             HOW SHARES ARE VALUED

Shares of the Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. United Shareholder Services, Inc. calculates the net asset value per share of the Fund. Net asset value per share is determined, and orders become effective, as of 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays when the NYSE is closed, by dividing the aggregate net assets of the Fund by the total number of outstanding shares of the Fund. If the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (market other than those in the United States or Canada), either on an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean of the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees. These procedures provide, in part, that the Advisor will produce a written "Fair Value Memorandum" stating its methodology and rationale for determining fair value for such assets. A copy of the Fair Value Memorandum will be delivered to the Chairman of the Audit Committee (or any Independent Trustee if the Chairman of the Audit Committee is unavailable). The Chairman of the Audit Committee (or Independent Trustee) will, after full deliberation, have authority to determine fair value in conformance with the Fair Value Memorandum or to call for an immediate meeting of the Audit Committee to establish fair value.

Portfolio securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Fund's Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. If the price of a portfolio security is determined to be materially different from its current market value, such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued based on the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                              DIVIDENDS AND TAXES

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash, (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares, or (3) all capital gain distributions and income dividends paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is recorded. Undeliverable dividend checks returned to the Fund and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned, and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund generally pays dividends and distributes capital gains, if any, annually.

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Mutual funds are potentially subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Part of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held the shares.

Each January shareholders will receive a report of their Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also show whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

This discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                   THE TRUST

U.S. Global Accolade Funds (the "Trust") is an open-end management investment company consisting of several separate, diversified portfolios.

The Trust was formed April 16, 1993, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company authorized to issue shares without par value in separate series. Shares of the series have been authorized; shares of each series represent an interest in a separate portfolio. The Board of Trustees has the power to create additional portfolios anytime without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. The Trustees serve six-year terms. No shareholder meeting will ordinarily be held unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

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On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, regardless of the relative net asset value of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable with no conversion rights.

                             MANAGEMENT OF THE FUND

TRUSTEES

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

SUB-ADVISOR

Effective December 18, 1996, the Advisor and the Trust contracted with Global Strategic Management, Inc. (the "Sub-Advisor"), 900 Bestgate Road, Suite 405, Annapolis, Maryland 21401, to serve as Sub-Advisor for the Fund. Mr. Adrian Day, president of the Sub-Advisor and its controlling shareholder, is the Fund's portfolio manager.

Adrian Day has been managing money since the spring of 1991. He is the editor of the widely acclaimed investment newsletter, ADRIAN DAY'S INVESTMENT ANALYST, and has been featured in or has written for many prestigious publications and has been a featured speaker at investment conferences around the world.

The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. While the Sub-Advisor does not have experience managing a mutual fund portfolio, it has experience managing, and continues to manage, separate accounts for institutions and wealthy individuals. Investment decisions for the Fund are made independently of investment decisions made for other clients.

Advisor and Sub-Advisor investment personnel may invest in securities for their own accounts according to a Code of Ethics that establishes procedures for personal investing and restricts certain transactions.

In consideration for such services, the Advisor pays the Sub-Advisor a sub-advisory fee. The Advisor and the Sub-Advisor share the management fee equally, except that the Sub-Advisor's fee will be subject to downward adjustments as described in the Statement of Additional Information. The Fund is not responsible for paying any portion of the Sub-Advisor's fees.

INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, and President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968 and serves as investment advisor to U.S. Global Investors Funds, a family of mutual funds with approximately $1.4 billion in assets.

The Advisor provides management and investment advisory services to the Trust and to the Funds in the Trust. It furnishes an investment program for the Fund; determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold and held; and makes changes on behalf of the Trust in the investments of the Fund.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisor also provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expenses of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1.25% of the Fund's average net assets.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a servicing fee for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

The Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include, among others, the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditor expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale.

From February 20, 1997 commencement of operations, through October 31, 1997, the fund paid the Advisor $0.00 for providing investment advice, in addition to transfer agency, lockbox, printing, and bookkeeping/accounting services. The fee reflects waivers due to the Advisor's guarantee that the total fund expense for the Fund (as a percentage of net assets) would not exceed 2.50% annually through October 31, 1997. The Advisor no longer guarantees that Fund expenses will be limited to 2.50%.

TRANSFER AGENT

The transfer agency agreement with the Trust provides for the Fund to pay USSI, a wholly owned subsidiary of the Advisor, an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining/providing administrative services to the beneficial owners of Fund shares through broker-dealers, banks, trust companies and similar institutions that provide such services and maintain an omnibus account with the transfer agent, the Fund will pay to the transfer agent a monthly fee equal to one-twelfth ( 1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment will not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of records retention, postage, telephone and line charges (including the toll-free service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees paid to the transfer agent.

CUSTODIAN, FUND ACCOUNTANT, ADMINISTRATOR

Brown Brothers Harriman & Co. provides fund accounting and administrative services to the Fund subject to a minimum annual fee of $40,000. Additionally, Brown Brothers Harriman & Co. provides custodial services to the Fund.

                           DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be used to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be used to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets annually.

Under the terms of the Plan the Fund may pay a servicing fee of up to 0.25% of the Fund's average net assets ( 1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See DISTRIBUTION PLAN in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return, or its yield AND total return, to that of other mutual funds with similar investment objectives and to stock or other indices. Performance comparisons will not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also use a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day or one-month period (the period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of that month. This income is then "annualized."
That is, the income generated by the investment during the 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation. Dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services elected by certain shareholders; e.g., nominal fees like the $5 exchange fee. These fees reduce the actual return realized by shareholders.

                           U.S. GLOBAL ACCOLADE FUNDS

                          SHARES OF THE FUND ARE SOLD
                AT NET ASSET VALUE WITHOUT SALES COMMISSIONS OR
                                REDEMPTION FEES

                       Adrian Day Global Opportunity Fund

                               INVESTMENT ADVISOR
                          U.S. Global Investors, Inc.
                              7900 Callaghan Road
                            San Antonio, Texas 78229

                             INVESTMENT SUB-ADVISOR
                       Global Strategic Management, Inc.
                          900 Bestgate Road, Suite 405
                           Annapolis, Maryland 21401

                                 TRANSFER AGENT
                       United Shareholder Services, Inc.
                                P.O. Box 781234
                         San Antonio, Texas 78278-1234

                   CUSTODIAN, FUND ACCOUNTANT, ADMINISTRATOR
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                             INDEPENDENT ACCOUNTANT
                              Price Waterhouse LLP
                        700 North St. Mary's, Suite 900
                            San Antonio, Texas 78205

                                    No Load

                       Be Sure to Retain This Prospectus.
                       It Contains Valuable Information.

================================================================================
                     REGENT EASTERN EUROPEAN FUND PROSPECTUS
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS
                          REGENT EASTERN EUROPEAN FUND

                                P.O. BOX 781234
                         SAN ANTONIO, TEXAS 78278-1234
                        1-800-US-FUNDS (1-800-873-8637)
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)
                       INTERNET: HTTP://WWW.US-GLOBAL.COM
                                   PROSPECTUS
                                FEBRUARY 2, 1998

This prospectus presents information that a prospective investor should know about the Regent Eastern European Fund (the "Fund"), a diversified series of U.S. Global Accolade Funds (the "Trust"), formerly Accolade Funds. The Trust is an open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in companies located in the emerging markets of Eastern Europe. THE FUND INVOLVES SPECULATIVE INVESTMENTS AND SPECIAL RISKS, SUCH AS POLITICAL, ECONOMIC AND LEGAL UNCERTAINTIES, CURRENCY FLUCTUATIONS, PORTFOLIO SETTLEMENT AND CUSTODY RISKS AND RISKS OF LOSS ARISING OUT OF INADEQUATE SHARE REGISTRATION SYSTEMS. Investors are responsible for determining whether or not an investment in the Fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated February 2, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from U.S. Global Accolade Funds by calling 1-800-US-FUNDS (1-800-873-8637) or writing to the address shown above.

                    THESE SECURITIES HAVE NOT BEEN APPROVED
                             OR DISAPPROVED BY THE
                       SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
                      PASSED UPON THE ACCURACY OR ADEQUACY
                              OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SUMMARY OF FEES AND EXPENSES.........          2
FINANCIAL HIGHLIGHTS.................          3
INVESTMENT OBJECTIVES AND
PRACTICES............................          4
SPECIAL RISK CONSIDERATIONS..........          6
SPECIAL RISKS OF REPRESENTATIVE
  EMERGING
  MARKETS IN EASTERN EUROPEAN
  COUNTRIES..........................          8
ADDITIONAL INVESTMENT PRACTICES......         12
FUTURES CONTRACTS AND OPTIONS........         15
HOW TO PURCHASE SHARES...............         16
HOW TO EXCHANGE SHARES...............         19
HOW TO REDEEM SHARES.................         21
HOW SHARES ARE VALUED................         26
DIVIDENDS AND TAXES..................         27
THE TRUST............................         30
MANAGEMENT OF THE FUND...............         30
DISTRIBUTION EXPENSE PLAN............         33
PERFORMANCE INFORMATION..............         34

                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to help you understand the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
     Maximum sales load..............       None
     Redemption fee..................       None
     Administrative exchange fee.....        $ 5
     Account closing fee (does not
       apply to exchanges)...........        $10
     Trader's fee (shares held less
       than 180 days)................       2.00%
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)(1)
     Management fees.................       1.25%
     12b-1 fees......................       0.25%
     Other expenses, including
       transfer agency
       and accounting services
       fees..........................       3.48%
     Total fund operating expenses...       4.98%(2)

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 anytime during a month, that account will be subject to a monthly small account charge of $1 that will be payable quarterly. See SMALL ACCOUNTS.

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES(1)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

1 year...............................  $      60
3 years..............................  $     159
5 years..............................  $     259
10 years.............................  $     508

The hypothetical example is based on the Fund's expenses, which are expected to decline as net assets increase. In conformance with SEC regulations, the example is based on a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1.00 small account charge, which is not reflected in the example. See SMALL ACCOUNTS. Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge that does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended October 31, 1997, has been audited by Price Waterhouse LLP, independent accountants, whose unqualified
-----------------------------
(1) Annual fund operating expenses and the hypothetical example are based on the Fund's historical expenses. The fund pays management fees and transfer agency fees to U.S. Global Investors, Inc. ("Advisor") and its wholly owned subsidiaries. The Fund paid accounting services fees to the Advisor until October 31, 1997. Effective November 1, 1997, the Fund pays accounting services fees to Brown Brothers Harriman & Co. The Advisor pays part of the management fee to Regent Fund Management Limited ("Sub-Advisor") for serving as sub-advisor. See the MANAGEMENT OF THE FUNDS section for additional information.

(2) Management fees, other expenses and total Fund operating expenses have been restated to reflect expenses the Fund would have incurred absent fee waivers and expense reimbursements. The Advisor no longer guarantees that Fund expenses will be limited to 3.25%.

report thereon is included in the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS, which is incorporated by reference into the STATEMENT OF ADDITIONAL INFORMATION. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the ANNUAL REPORT. In addition to the data set forth below, further information about the performance of the Fund is contained in the ANNUAL REPORT and STATEMENT OF ADDITIONAL INFORMATION, which may be obtained without charge.

Per share data for an outstanding share through each period is as follows:

                                          YEAR ENDED
                                        OCT. 31, 1997*
                                        --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  10.00
                                        --------------
Investment activities
     Net investment income (loss)....         (0.01)
     Net realized and unrealized gain
       (loss)........................          1.20
                                        --------------
Total from investment activities.....          1.19
Total distributions..................       --
NET ASSET VALUE, END OF PERIOD.......      $  11.19
                                        ==============
TOTAL RETURN (EXCLUDING ACCOUNT
  FEES)..............................         11.90%(b)
Ratios to average net assets(a):
     Net investment income...........         (0.49)%
     Total expenses..................          4.98%
     Expenses reimbursed or offset...         (1.73)%
     Net expenses....................          3.25%
Average commission rate..............      $ 0.0804
Portfolio turnover rate..............            11%(b)
Net assets, end of period (in
  thousands).........................      $  8,778
------------
 * For the period March 31, 1997, effective date of registration and public offering, through October 31, 1997.

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Not Annualized

                      INVESTMENT OBJECTIVES AND PRACTICES

The Fund is designed for investors who believe that a rigorous program of investing in securities of companies located in the emerging markets of Eastern Europe will provide significant opportunities. Please read the prospectus carefully before you invest. You are responsible for determining the suitability of the Fund to meet your long-term investment goals.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT PRACTICES

The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in companies located in the emerging markets of Eastern Europe. Investment in the Fund involves a high degree of risk, and there can be no assurance that the Fund will achieve its objective. The Fund's objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days before any material change in the Fund's objective. The Fund is not intended to be a complete investment program, and a prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares.

The Fund's investment strategies and portfolio investments will differ from those of most other mutual funds. The Sub-Advisor seeks rigorously to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. When the Sub-Advisor identities such an investment opportunity, it may devote more of the Fund's assets to pursuing that opportunity and may select investments for the Fund that would be inappropriate for less opportunistic mutual funds.

INVESTMENTS

The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants to purchase common stocks or preferred stocks.

"Eastern European countries" are countries in and surrounding Europe that in the opinion of the Sub-Advisor are generally considered to be in the early stages of industrial, economic, or capital market development. Eastern European countries may include countries that were until recently governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Eastern European countries might currently include, by way of example, Russia, Poland, the Czech Republic, the Slovak Republic, and Hungary.

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities of companies located in Eastern European countries. The Fund may invest the remainder of its assets in securities (including debt securities if the Sub-Advisor believes they offer potential for capital appreciation) of companies and governments located anywhere in the world if the Sub-Advisor believes that such investments are consistent with the Fund's investment objective. The Fund will consider an issuer of securities to be located in an Eastern European country if (1) it is organized under the laws of any Eastern European country and has a principal office in an Eastern European country,

(2) it derives 50% or more of its total revenues from business in Eastern European countries, or (3) its equity securities are traded principally on a securities exchange in an Eastern European country. For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.

The Fund will not invest more than 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to contractual or legal restrictions on resale or subject to other factors which, in the Sub-Advisor's opinion, raise a question concerning the Fund's ability to liquidate the securities in a timely and orderly fashion without substantial loss.

The Fund may invest up to 10% of its total assets in the securities of investment companies with investment policies similar to those of the Fund, provided its investments in these securities do not exceed limitations imposed by the Investment Company Act of 1940 in effect at the time of purchase. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund.

TEMPORARY DEFENSIVE INVESTMENT

For temporary defensive purposes during periods that, in the Sub-Advisor's opinion, present the Fund with adverse changes in the economics, politics or securities markets of Eastern European countries, the Fund may seek to protect the capital value of the Fund's assets by temporarily investing up to 100% of its assets in:

(1) money market instruments, deposits or such other investment grade short-term investments in local Eastern European country currencies as are considered appropriate at the time;

(2) U.S. Government bills, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or

(3)  repurchase agreements as described herein.

                          SPECIAL RISK CONSIDERATIONS

Investments by the Fund in securities of companies in Eastern European countries may provide the potential for above-average capital appreciation, but are subject to special risks. The Fund is designed for long-term investors who can accept the special risks of investing in Eastern European countries not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume these risks before making an investment in the Fund. An investment in shares of the Fund should not be considered a complete investment program. It should be considered speculative and thus may not be appropriate for all investors.

RISKS IN EASTERN EUROPEAN COUNTRIES

Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. Eastern European countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. In addition, unanticipated political or social developments may affect the value of the Fund's investment in Eastern European countries. The small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to companies located in certain Eastern European countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Investments in foreign securities, whether in emerging or more developed countries, are subject to risks and uncertainties not typically associated with investments in domestic securities. These risks and uncertainties include currency exchange rates and exchange control regulations, less publicly available information, different accounting and reporting standards, less liquid markets, more volatile markets, higher brokerage commissions and other fees, possibility of nationalization or expropriation, confiscatory taxation, political instability, and less protection provided by the judicial system.

Eastern European securities markets are substantially smaller, less liquid and significantly more volatile than the securities markets in the United States or Western Europe. Because the markets are smaller and less liquid, obtaining prices on portfolio securities from independent sources may be more difficult than in other more developed markets. These factors may make it more difficult for the Fund to calculate an accurate net asset value on a daily basis and to respond to significant shareholder redemptions.

Many of the countries in which the Fund will invest experienced extremely high rates of inflation, particularly between 1990 and 1996 when central planning was first being replaced by the capitalist free market system. As a consequence, the exchange rates of such countries experienced very significant depreciation relative to the U.S. dollar. While the inflation experience of such countries has generally improved significantly in recent times, there can be no assurance that such improvement will be sustained. Consequently the possibility of significant loss arising from foreign currency depreciation must be considered as a serious risk.

Investments in European countries may include the securities of both large and small companies. Small companies may offer greater opportunities for capital appreciation than larger companies, but investments in small companies may involve certain special risks. Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Securities issued by small companies may trade less frequently and in smaller volume than more widely held securities issued by large companies. The values of securities issued by small companies may fluctuate more sharply than those issued by larger companies, and the Fund may experience some difficulty in establishing or closing out positions in small company securities at prevailing prices.

Although the Fund expects to invest primarily in securities of established companies, it may, subject to local investment limitations, invest in companies that have business associations in Eastern European countries, including investments in new and early stage companies. This may include direct equity investments. Such investments may involve a high degree of business and financial risk. Because of the absence of any trading markets for these investments, the Fund may find itself unable to liquidate such securities in a timely fashion, especially in the event of negative news regarding the specific securities or Eastern European markets in general. Such securities could decline significantly in value prior to the Fund being able to liquidate such securities.

For more information concerning the special risks of investing in the Fund, see the Statement of Additional Information.

                SPECIAL RISKS OF REPRESENTATIVE EMERGING MARKETS
                         IN EASTERN EUROPEAN COUNTRIES

The Fund may invest in any Eastern European country. In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks which may be unique to that country. Following is a brief description of special risks which may be incurred when the Fund invests in Russia, Poland, the Czech Republic, the Slovak Republic and Hungary.

RUSSIA

Russia began reforms under "perestroika" as a member of the Soviet Union in 1985. After the collapse of the Soviet Union, Russia accelerated market-oriented reforms. Privatization began in 1992 and economic conditions have begun to stabilize.

Privatization of Russian industry through voucher systems has been substantial. The government has also instituted a controversial loan-for-share program to raise much needed cash. Banks now control many major Russian enterprises as a result of this program. There is also speculation that organized crime exerts significant influence on Russian industry. Concentrated ownership and control of Russian companies limits the ability of outsiders to influence corporate governance. Legal reforms to protect stockholders' rights have been implemented, but stock markets remain underdeveloped and illiquid.

Privatization of agricultural land has been unsuccessful due to disputes between executive and legislative branches regarding property rights. To date, the Russian government has not authorized any form of property restitution.

Russian industry is in need of restructuring to close out-dated facilities and increase investment in technology and management. Financial institutions do not allocate capital in an efficient manner. Bankruptcy laws are restrictive and offer little protection to creditors. Foreign creditors must file insolvency claims through Russian subsidiaries. Bankruptcies remain rare.

The Russian system of taxation deters investment and hinders financial stability by concentrating on the taxation of industry with relatively little emphasis on individual taxation. Additionally, the energy sector bears a relatively small tax burden. Proposals for a new tax system exist, but the impact of a new tax scheme remains uncertain.

Russia does not have a centralized stock exchange, although exchange activity has developed regionally and shares are now traded on exchanges located throughout the country. The majority of stocks in Russia are traded on the over-the-counter market. It is through the over-the-counter market that foreign investors typically participate in the Russian equity market.

The largest problem in the equity market continues to be shareholders' property rights. In Russia the only proof of ownership of shares is an entry in the shareholders' register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as its registrar, in practice a company's register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a licence before handling securities.

POLAND

Poland began market-oriented reforms in 1981. In late 1989, more comprehensive reforms were enacted. Most small enterprise has been privatized. Privatization of larger entities has been a slower process, delayed by disputes regarding the compensation of fund managers and the role of investment funds charged with privatizing industry.

Barriers to trade were significantly reduced in 1990, but many have since been reinstituted. The banking system has been reformed to increase capitalization, but continues to under-perform. Bank privatization has occurred at a slower pace than expected.

A 1991 law permitted the formation of mutual funds in Poland. The Warsaw Stock Exchange also opened in 1991 and has grown dramatically, becoming one of the most liquid markets in Eastern Europe. However, it is a young market with a capitalization much lower than the capitalization of markets in Western Europe and America.

Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

The Warsaw Stock Exchange reopened in 1991. The Act establishing the Warsaw Stock Exchange (1991) provided the basic legal framework for securities activities. The Law on Public Trading in Securities and Trust Funds (1991) regulates the public offerings of securities, the establishment of open-ended investment funds and the operations of securities brokers. Polish equities are held on a paperless book-entry system, based on a computerized central depository. For listed securities it is a requirement that trades take place through the market for the change of ownership to take place.

THE CZECH REPUBLIC

The Czech Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Czech Republic is young and still evolving. These reforms leave many uncertainties regarding market and legal issues.

The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies, and that further restructuring is likely. Members of management and owners of these companies are often less experienced than managers and owners of companies in Western European and American markets. Additionally, securities markets on which the securities of these companies are traded are in their infancy.

The legal system of the Czech Republic is still evolving. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. The number of bankruptcies, while still relatively low, is increasing each year. Laws regulating direct and indirect foreign investment, as well as repatriation of profits and income, exist and are subject to change at any time. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

The Prague Stock Exchange opened in April 1993 with 12 monetary institutes and five brokerage firms as its founding shareholders. The trading and information systems are based on a central automated trading system. The market price of all securities is set in this automated system once a day. Direct trades are concluded between members, recorded in the automated trading system and settled through the Exchange Register of Securities. Only members of the Prague Stock Exchange can be participants in automated trades in blocks of securities.

Another method of trading is the over-the-counter market which operates by directly accessing the Securities Centre. The Securities Act allows for off-exchange trading, which primarily benefits the millions of local shareholders who hold shares as a result of the original privatization of Czech industry.

Concluded exchange deals are cleared by Securities Register Ltd., an offshoot of the Prague Stock Exchange. All exchange deals between members are guaranteed clearing; a guarantee fund covers the risks and liabilities inherent in exchange trading.

THE SLOVAK REPUBLIC

The Slovak Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Slovak Republic is young and still evolving. These reforms leave many uncertainties regarding economic and legal issues.

The Slovak Republic's path toward privatization differs from the path of the Czech Republic. The Slovak government has issued bonds which can be held until maturity, sold immediately, or redeemed for shares of stock in companies being privatized. This method of privatization creates uncertainty about future restructuring which may occur as bonds are sold and/or converted.

Owners and managers of Slovak enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are also in their infancy.

Laws regarding bankruptcy, taxation and foreign ownership of Slovak enterprises are evolving and may be changed dramatically at any time. Import and export regulations are minimal.

The Bratislava Stock Exchange and the RM-system (an over-the-counter exchange) began operations during the first half of 1993. The RM-system trades in all companies distributed under the voucher privatization scheme as well as newly established companies. Foreigners are free to participate in the market for shares; profit repatriation is subject to payment of income taxes on capital gains.

From the beginning the Slovak Republic's markets were fragmented and have lacked liquidity. Over 80 percent of all trades were executed outside of the Bratislava Stock Exchange and RM-system. With the adoption of the new capital markets legislation, more than 70 percent of all trades have been executed on the Bratislava Stock Exchange or the RM-system. Parliament has adopted amendments to the Securities Law which provide for the establishment of an independent regulatory body to protect investors' rights; it centralizes trading on the official market with the requirement that all trades be registered, published and completed at prices posted on the Bratislava Stock Exchange, thus promoting greater transparency. The revised law also increases the minimum capital requirements for brokers.

HUNGARY

Hungary was formerly governed by a communist regime and tried unsuccessfully to implement market-oriented reforms in 1968. Beginning in 1989, Hungary again undertook transformation to a market-oriented economy. These reforms are still relatively recent and leave many uncertainties regarding economic and legal issues.

Privatization in Hungary has been substantial but is not yet complete. It is unclear whether a consolidation of ownership has occurred or will occur as a result of privatization.

Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are in their infancy.

Laws governing taxation, bankruptcy, restrictions on foreign investments, and enforcement of judgments are subject to change.

The Budapest Commodity and Stock Exchange opened in 1864 and became one of the largest markets in Central Europe. After the Second World War, the exchange was closed down by the Communists and reopened 42 years later in June 1990. The Budapest Stock Exchange is a two tier market consisting of listed and traded stocks. The over-the-counter market is not regulated and any public company's shares can be traded on it.

                        ADDITIONAL INVESTMENT PRACTICES

BORROWING

As a fundamental policy which cannot be changed without a vote by shareholders, the Fund may borrow from a bank, up to a limit of 5% of its total assets for temporary or emergency purposes; and it may borrow up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. Such borrowing is intended only as a temporary solution until securities can be sold in an orderly fashion. To the extent that the Fund borrows money prior to selling securities, the Fund may be leveraged. At such times, the Fund may appreciate or depreciate in value more rapidly than an unleveraged portfolio. The Fund will repay any money borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. This is a fundamental policy which cannot be changed without a vote by shareholders. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will restrict liquid securities in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these restricted assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

PORTFOLIO CONCENTRATION

As a fundamental policy which cannot be changed without a vote of shareholders, the Fund will not invest more than 25% of its total assets in securities issued by any single industry or government (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities).

PORTFOLIO DIVERSIFICATION

The Fund will not purchase the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets and as a result of such purchase, (a) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, or
(b) the Fund would hold more than 10% of the outstanding voting securities of such issuer.

PORTFOLIO TURNOVER

It is the investment objective of the Fund to seek long-term growth of capital. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor and Sub-Advisor, such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. The Fund's portfolio turnover rate is described in the FINANCIAL HIGHLIGHTS section. See PORTFOLIO TURNOVER in the Statement of Additional Information.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities.

In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

                         FUTURES CONTRACTS AND OPTIONS

For hedging purposes only, the Fund may sell financial futures contracts, sell call options and purchase put options. Currently there is not a well developed market for futures contracts and options on equity securities traded in Eastern Europe, and the Sub-Advisor does not expect to make extensive use of such futures contracts and options until a liquid market develops. However, there are well developed markets for futures contracts and options on foreign currencies which the Sub-Advisor expects to use. The Sub-Advisor is not obligated to make use of either futures contracts or options. See FOREIGN CURRENCY TRANSACTIONS in the Statement of Additional Information.

FUTURES CONTRACTS

The Fund may sell financial futures contracts to hedge its portfolio against a decline in the market price of securities which it owns or to defend the portfolio against currency fluctuations. A financial futures contract is an agreement between two parties to buy or sell a specified security at a set price on a set future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a set future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with applicable law. See SEGREGATED ASSETS AND COVERED PORTFOLIOS in the Statement of Additional Information.

SELLING (OR WRITING) COVERED CALL OPTIONS

The Fund may sell (or write) covered call options on individual portfolio securities or on futures contracts (described above). A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the "strike price." If the price of the hedged security or futures contract should fall or remain below the strike price, the Fund will not be called upon to deliver the security or make a cash payment and the Fund will retain the premium received for the option as additional income. This additional income may offset any decline in the value of the security or futures contract up to the amount of premium received. If the price of the hedged security or futures contract rises or remains above the strike price of the option, the Fund will generally be called upon to deliver the security or make a cash payment. This will prevent the Fund from benefiting from any gain on the security or futures contract. See SEGREGATED ASSETS AND COVERED POSITIONS in the Statement of Additional Information.

BUYING PUT OPTIONS

The Fund may purchase put options on individual portfolio securities or on futures contracts (described above). A put option gives the buyer of the option, upon payment of a premium, the right to sell a security or futures contract to the writer of the option on or before a fixed date at a predetermined price. The Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security or futures contract declines by an amount in excess of the premium paid. The Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security or futures contract increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS

The Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based on the relative amount of the premiums paid or received for the original option and the closing transaction. The Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC Investment Plan (Automatically Building Capital) is $1,000, and the minimum subsequent investment pursuant to the Plan is $100 or more per month per account. No minimum purchase is required for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates. Management may waive minimum initial or subsequent investment requirements for purchases made through qualifying broker-dealers or certain institutional programs.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your application and check, made payable to the Regent Eastern European Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance section of the confirmation statement, or write your name, address and account number on your check or a separate piece of paper and mail to the address mentioned above. Do not use the remittance part of your confirmation statement for a different fund because it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-US-FUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in the Regent Eastern European Fund by wiring funds. To do so, call the Fund at 1-800-US-FUNDS (1-800-873-8637) for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLANT

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the U.S. Global Investors family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing U.S. Global Accolade Funds to draw on your money market or bank account for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of U.S. Global Accolade Funds without requiring a $5,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-873-8637 to open a treasury money market fund account or you could ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan anytime by letter received by U.S. Global Accolade Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. U.S. Global Accolade Funds reserves the right to reject any application or investment. Orders received by the Fund's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. If the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust because of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20, and you will be responsible for any loss incurred by the Trust with respect to canceling the purchase.

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason. Such a purchaser may be prohibited from placing additional orders unless investments are accompanied by full payment by wire or cashier's check.

U.S. Global Accolade Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Fund's transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by Federal law to withhold and remit to the United States Treasury a part of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the transfer agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CONFIRMATION STATEMENTS

When you open your account, U.S. Global Accolade Funds will send you a confirmation statement, which will be your evidence that you have opened an account with U.S. Global Accolade Funds. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. The Fund does not issue stock certificates.

                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any of the other funds in the U.S. Global Investors family of funds which is registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals.

     HIGH REWARD           China Region Opportunity Fund
       HIGH RISK           Regent Eastern European Fund
                           U.S. Gold Shares Fund
                           U.S. World Gold Fund
                           U.S. Global Resources Fund
                           Adrian Day Global Opportunity Fund
                           Bonnel Growth Fund
 MODERATE REWARD           U.S. Real Estate Fund
   MODERATE RISK           U.S. All American Equity Fund
                           MegaTrends Fund
                           U.S. Income Fund
                           U.S. Tax Free Fund
                           United Services Near-Term Tax Free
                           Fund
      LOW REWARD           U.S. Government Securities Savings
                           Fund
        LOW RISK           U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-US-FUNDS.

BY TELEPHONE

You will be able to automatically direct U.S. Global Accolade Funds to exchange your shares by calling toll free 1-800-US-FUNDS (1-800-873-8637). In connection with such exchanges, neither the Fund nor the transfer agent will be responsible for acting on any instructions reasonably believed by them to be genuine. The shareholder, because of this policy, will bear the risk of loss. The Fund and/or its transfer agent will, however, use reasonable procedures to confirm that telephone instructions are genuine (including requiring some form of personal identification, providing written confirmation and tape recording conversations). If either party does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct U.S. Global Accolade Funds in writing to exchange your shares between identically registered accounts in the U.S. Global Investors family of funds. The request must be signed exactly as the name appears in the registration. (Before writing, read ADDITIONAL INFORMATION ABOUT EXCHANGES.)

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) A $5 charge will be paid to United Shareholder Services, Inc. ("USSI") for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. Exchange fees cover administrative costs associated with handling these exchanges.

(2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will also be delayed. Separate Fund shares will be priced at their net asset value at the time of purchase. Redemption proceeds will not be invested in either fund during this period. Fund shares will always be redeemed immediately; however, Separate Fund shares will not be purchased until investable proceeds are available. You will be notified immediately if the purchase will be delayed.

(3) Shares may not be exchanged unless you have furnished U.S. Global Accolade Funds with your tax identification number, certified as required by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See TAX IDENTIFICATION NUMBER.)

(4) Exchanges out of the Regent Eastern European Fund of shares held less than 180 days are subject to a trader's fee. (See TRADER'S FEE PAID TO FUND.)

(5) The exchange privilege may be canceled anytime. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Requests received in proper order by the Trust's transfer agent or a subagent before 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays, will receive the share price next computed after receipt of the request.

BY MAIL

A written request for redemption must be in "proper order," which requires the delivery of the following to the transfer agent:

     (1) written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2)  signature guarantees when required; and

     (3) additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the transfer agent. (Before writing, read ADDITIONAL INFORMATION ABOUT REDEMPTIONS.)

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a U.S. Global Investors treasury money market fund account ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See HOW TO EXCHANGE SHARES for a description of exchanges, including the $5 exchange fee. Call 1-800-873-8637 for more information concerning telephone redemptions and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Institutional investors, brokers, advisers, banks or similar institutions (whether acting for themselves or on behalf of a client) may make special arrangements to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For additional information, call 1-800-873-8637. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions of more than $15,000 require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, if: (a) proceeds are to be paid to someone other than the registered owner of the shares; or (b) proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (a) include the statement "Signature(s) Guaranteed"; (b) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with the guarantor; and (c) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. A $10.00 charge will be deducted from redemption proceeds to cover the wire. International wire charges will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by IRS Form W4-P and a reason for withdrawal as required by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to redeem or prohibit would have a material adverse consequence for the Trust and its shareholders. No account closing fee or redemption fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO THE FUND

A trader's fee of 2.00% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than 180 calendar days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as on Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

To reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's transfer agent; the transfer agent will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based on the number of shareholder accounts. Account closing fees do not apply to exchanges between the funds in the U.S. Global Investors family of funds nor do they apply to any account that is involuntarily redeemed.

SMALL ACCOUNTS

Fund accounts that fall, for any reason other than market fluctuations, below $5,000 anytime during the month will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service for small investors, active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

To reduce Fund expenses, the Trust may redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will give those shareholders an opportunity to increase their accounts by investing enough assets to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders will normally receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust offers a number of plans and services to meet the special needs of certain investors. Plans include:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  flexible, systematic withdrawal plans; and

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

There is an annual charge for each retirement plan fund account for which Security Trust & Financial Company ("STFC"), a wholly owned subsidiary of the Advisor, acts as custodian. If the administrative charge is not paid separately before the last business day of a calendar year or before a total redemption, it will be deducted from the shareholder's account. Application forms and brochures describing these plans and services can be obtained from the transfer agent by calling 1-800-US-FUNDS (1-800-873-8637).

SHAREHOLDER SERVICES

United Shareholder Services, Inc., a wholly owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-US-FUNDS for prompt service on any questions about your account.

24-HOUR ACCOUNT INFORMATION

Shareholders can access current information 24 hours a day on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-US-FUNDS and press the appropriate codes into your touch-tone phone.

                             HOW SHARES ARE VALUED

Shares of the Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. United Shareholder Services, Inc. calculates the net asset value per share of the Fund. Net asset value per share is determined, and orders become effective, as of 4:00 p.m. Eastern time, Monday through Friday exclusive of business holidays when the NYSE is closed, by dividing the aggregate net assets of the Fund by the total number of outstanding shares of the Fund. If the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market (a market other than those in the United States or Canada), either on an exchange or over-the-counter, is valued at the last reported sales price before the time when assets are valued. A portfolio security listed or traded in the domestic market (a market in the United States or Canada), either on an exchange or over-the-counter, is valued at the latest reported sale price before the time when assets are valued. Lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees. These procedures provide, in part, that the Advisor shall produce a written "Fair Value Memorandum" stating its methodology and rationale for determining fair value for such assets. A copy of the Fair Value Memorandum shall be delivered to the Chairman of the Audit Committee (or any Independent Trustee if the Chairman of the Audit Committee is unavailable). The Chairman of the Audit Committee (or Independent Trustee) shall, after full deliberation, have authority to determine fair value in conformance with the Fair Value Memorandum, or shall call for an immediate meeting of the Audit Committee to determine fair value.

Portfolio securities traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. The calulation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Fund's Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. If the price of a portfolio security is determined to be materially different from its current market value, such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued based on the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                              DIVIDENDS AND TAXES

UNITED STATES TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash, (2) payment of capital gain distributions in cash and automatic reinvestment of income dividends in Fund shares, or (3) all capital gain distributions and income dividends paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Undeliverable dividend checks returned to the Fund and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned, and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

The Fund generally pays income dividends, if any, and distributes capital gains, if any, annually.

Mutual funds are potentially subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Part of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held the shares.

Each January shareholders will receive a report of their Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also show whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

There is a possibility that exchange control regulations imposed by Eastern European countries in which the Fund invests may restrict or limit the ability of the Fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders. Any such restrictions or limitations could impact the Fund's ability to meet the distribution requirements described above.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

This discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

FOREIGN TAXES

Income received by the Fund from sources within Regent Eastern European Fund countries and any other countries in which the issuers of securities purchased by the Fund are located may be subject to withholding and other taxes imposed by such countries. To take advantage of tax treaties, the Fund may purchase and hold securities through a wholly owned Cyprus subsidiary.

If the Fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consist of stocks or securities of foreign corporations, the Fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the Fund's shareholders the amount of such foreign income and withholding taxes paid by the Fund. Pursuant to this election a shareholder will be required to:
(1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the Fund, (2) treat his pro rata share of such foreign taxes as having been paid by him, and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year may be subject to an overall limitation applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                                   THE TRUST

U.S. Global Accolade Funds (the "Trust") is an open-end management investment company consisting of several separate, diversified portfolios.

The Trust was formed April 16, 1993, as a business trust under the laws of the Commonwealth of Massachusetts. It is a series company authorized to issue shares without par value in separate series. Shares of the series have been authorized; each share represents an interest in a separate portfolio. The Board of Trustees of the Trust has the power to create additional portfolios anytime without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. The Trustees serve for six-year terms. No shareholder meeting will ordinarily be held unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, regardless of the relative net asset value of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable with no conversion rights.

                             MANAGEMENT OF THE FUND

TRUSTEES

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

SUB-ADVISOR

Effective February 28, 1997, the Advisor and the Trust contracted with Regent Fund Management Limited ("Sub-Advisor"), International Trading Centre,
Warrens, St. Michael, Barbados to serve as Sub-Advisor for the Fund, managing the Fund's investments subject to the overall supervision of the Advisor and the Trustees of the Fund and in accordance with the terms of the Sub-Advisory Agreement.

The Sub-Advisor was incorporated in British Virgin Islands on June 30, 1988, and its domicile was changed to Barbados on April 5, 1994. The Sub-Advisor is wholly owned by Regent Pacific Group Limited ("Regent Pacific") which was established in 1990 and is a holding company of a financial services group with operations in Hong Kong, London, Moscow, Kiev and Warsaw and with associations with financial investment companies in certain other countries. Regent Pacific manages and advises in respect of assets in excess of $1.7 billion on behalf of clients.

The Sub-Advisor utilizes a team approach to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Dominic Bokor-Ingram has been appointed team leader for the Fund. Mr. Bokor-Ingram started his career in 1989 as a stockbroker at Olliff & Partners where he was involved with investment trust and closed-end fund research and sales. He then joined Buchanan Partners, an investment management company, in 1992 as a founding member of Buchanan Securities where he specialized in closed-end funds and emerging markets securities, again in a fund research and sales capacity. From 1993 to 1995 he was a member of the emerging markets team, where he specialized in the emerging markets of Eastern and Southern Europe. In 1995 he left Buchanan to establish, with a number of ex-Buchanan colleagues, Regent Kingpin Capital Management where he was a director and shareholder and was responsible for fund management in emerging markets in Europe, Russia and the former Soviet Republics. Since early 1997, Regent Kingpin Capital Management is wholly owned by Regent Pacific, and Mr. Bokor-Ingram is now employed by Regent Fund Management (UK) Ltd. He is also a director of the Czech Value Fund. Mr. Bokor-Ingram received his BA (Hons) in Economics and Statistics from Exeter University.

The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. While the Sub-Advisor does not have previous experience managing a U.S. registered mutual fund portfolio, it has experience, and continues to manage offshore funds, private investment companies, and separate accounts for institutions and high net worth individuals. Investment decisions for the Fund are made independently of investment decisions made for other clients.

Advisor and Sub-Advisor investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

In consideration for such services, the Advisor shares the management fee with the Sub-Advisor. The Fund is not responsible for paying any portion of the Sub-Advisor's fees.

The Sub-Advisor may retain its broker-dealer affiliate to execute a portion of the Fund's portfolio transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker-dealers.

INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, and President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968 and serves as investment advisor to U.S. Global Investors Funds, a family of mutual funds with approximately $1.4 billion in assets.

The Advisor provides management and investment advisory services to the Trust and to the Funds in the Trust. It furnishes an investment program for the Fund; determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold and held; and makes changes on behalf of the Trust in the investments of the Fund.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1.25% of the Fund's average net assets.

The Advisor also provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. It pays the expenses of printing and mailing prospectuses and sales materials used for promotional purposes.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a servicing fee for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund. The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include, among others, the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditor expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale.

TRANSFER AGENT

From March 31, 1997, commencement of operations, through October 31, 1997, the fund paid the Advisor $0.00 for providing investment advice, in addition to transfer agency, lockbox, printing, and bookkeeping/accounting services. The fee reflects waivers due to the Advisor's guarantee that the total fund operating expense for the Fund (as a percentage of net assets) would not exceed 3.25% annually through October 31, 1997. The Advisor no longer guarantees that Fund expenses will be limited to 3.25%.

The transfer agency agreement with the Trust provides for the Fund to pay USSI, a wholly owned subsidiary of the Advisor, an annual fee of $23.00 per account
( 1/12of $23.00 monthly). In connection with obtaining/providing administrative services to the beneficial owners of Fund shares through broker-dealers, banks, trust companies and similar institutions that provide such services and maintain an omnibus account with the transfer agent, the Fund will pay to the transfer agent a monthly fee equal to one-twelfth ( 1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment will not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of records retention, postage, telephone and line charges (including the toll-free service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees paid to the transfer agent.

CUSTODIAN, FUND ACCOUNTANT, ADMINISTRATOR

Brown Brothers Harriman & Co. provides fund accounting and administrative services to the Fund subject to a minimum annual fee of $40,000. Additionally, Brown Brothers Harriman & Co. provides custodial services to the Fund.

                           DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be used to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be used to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets annually.

Under the terms of the Plan the Fund may pay a servicing fee of up to 0.25% of the Fund's average net assets ( 1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See DISTRIBUTION PLAN in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return, or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. Performance comparisons will not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also use a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day or one-month period (the period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of that month. This income is then "annualized."
That is, the income generated by the investment during the 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation. Dividend income is computed based on the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services elected by certain shareholders; e.g., nominal fees like the $5 exchange fee. These fees reduce the actual return realized by shareholders.

                           U.S. GLOBAL ACCOLADE FUNDS

                          SHARES OF THE FUND ARE SOLD
                  AT NET ASSET VALUE WITHOUT SALES COMMISSIONS

                          Regent Eastern European Fund

                               INVESTMENT ADVISOR
                          U.S. Global Investors, Inc.
                              7900 Callaghan Road
                        Mailing Address: P.O. Box 781234
                         San Antonio, Texas 78278-1234

                                  SUB-ADVISOR
                         Regent Fund Management Limited
                          International Trading Centre
                              Warrens, St. Michael
                                    Barbados

                                 TRANSFER AGENT
                       United Shareholder Services, Inc.
                                P.O. Box 781234
                         San Antonio, Texas 78278-1234

                   CUSTODIAN, FUND ACCOUNTANT, ADMINISTRATOR
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                             INDEPENDENT ACCOUNTANT
                              Price Waterhouse LLP
                     700 North St. Mary's Street, Suite 900
                            San Antonio, Texas 78205

                                    No Load

                       Be Sure to Retain This Prospectus;
                       It Contains Valuable Information.

 ..................................  PART B  ....................................


================================================================================
             BONNEL GROWTH FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. It should be read WITH the prospectus ("Prospectus") dated February 2, 1998, which may be obtained from U.S. Global Investors, Inc. ("Adviser"), P.O. Box 29467, San Antonio, Texas 78229-0467 or 1-800-US-FUNDS (1-800-873-8637).

This date of this Statement of Additional Information is February 2, 1998.

Statement of Additional Information - Bonnel Growth Fund

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

RISK FACTORS................................................................5

PUT AND CALL OPTIONS........................................................5

PORTFOLIO TURNOVER..........................................................6

PORTFOLIO TRANSACTIONS......................................................6

MANAGEMENT OF THE FUND......................................................6

PRINCIPAL HOLDERS OF SECURITIES.............................................8

INVESTMENT ADVISORY SERVICES................................................8

TRANSFER AGENCY AND OTHER SERVICES..........................................9

DISTRIBUTION PLAN..........................................................10

CERTAIN PURCHASES OF SHARES OF THE FUND....................................10

ADDITIONAL INFORMATION ON REDEMPTIONS......................................11

CALCULATION OF PERFORMANCE DATA............................................11

TAX STATUS.................................................................12

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................13

INDEPENDENT ACCOUNTANTS ...................................................13

FINANCIAL STATEMENTS.......................................................13

Statement of Additional Information - Bonnel Growth Fund

                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities ("portfolio").

The assets received by the Trust from the issue or sale of shares of the fund and all income, earnings, profits and proceeds, subject only to the rights of creditors, are separately allocated to the appropriate fund in the Trust. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust not readily identifiable as belonging to a particular fund will be allocated as directed by the Board of Trustees in the manner the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

As described under THE TRUST in the prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. However, the Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the fund's investment objectives and policies discussed in the fund's prospectus.

INVESTMENT RESTRICTIONS. Neither the investment objective nor the investment policy of Bonnel Growth Fund is a fundamental policy, and they may be changed by the Board of Trustees without shareholder approval. The shareholders will be notified in writing at least 30 days prior to any material change to either the fund's investment objective or its investment policy.

Under normal market conditions, the fund will have at least 80% of the value of its total assets in common stocks and securities convertible into common stocks. The remainder of the portfolio may be invested in money market instruments; for temporary defensive purposes, the fund may invest up to 100% of its assets in money market instruments. The fund may invest in common stocks and other equity securities of foreign issuers but only if they are listed on a domestic or foreign exchange, quoted on NASDAQ or traded on the domestic or foreign over-the-counter market. No more than 25% of the value of the fund's total net assets will be invested in such foreign securities.

Statement of Additional Information - Bonnel Growth Fund

Bonnel Growth Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of that fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that fund are represented either in person or by proxy, or
(2) more than 50% of that fund's outstanding shares.

THE FUND MAY NOT:

  1. Issue senior securities.

  2. Borrow money, except that the fund may not borrow more than 5% of its total assets from banks as a temporary measure for extraordinary purposes, and may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the fund will not purchase additional securities while borrowings exceed 5% of the total assets of the fund.

  3. Underwrite the securities of other issuers.

  4. Invest in real estate.

  5. Engage in the purchase or sale of commodities or commodity futures contracts, except that the fund may invest in futures contracts and options thereon on equity securities indexes in conformance with rules and regulations issued by the Securities and Exchange Commission.

  6. Lend its assets, except that the fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any fund may lend portfolio securities with an aggregate market value of not more than one-third of such fund's total net assets. (Accounts receivable for shares purchased by telephone will not be deemed loans.)

  7. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

  8. Make short sales.

  9. Invest more than 15% of its total assets in illiquid securities, including securities that are subject to legal or contractual restrictions on resale.

 10. Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

 11. With respect to 75% of its total assets the fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

 12. Invest more than 10% of its total net assets in open-end investment companies. To the extent that the fund will invest in open-end investment companies, the fund's advisor and sub-advisor will waive a proportional amount of their management fees.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

Statement of Additional Information - Bonnel Growth Fund

                                  RISK FACTORS

The following are among the most significant risks associated with an investment in the fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments which could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. Overall, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealer, and issuers than in the United States.

The fund may invest up to 5% of its total assets in countries considered by the Adviser to represent emerging markets. The Adviser decides by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Adviser considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Philippines, Singapore, Thailand, and China.

                              PUT AND CALL OPTIONS

SELLING (OR WRITING) COVERED CALL OPTIONS. The fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, called the strike price. If the price of the hedged security falls or remains below the strike price, the fund will not be asked to deliver the security; and the fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the fund for writing the option. If the security owned by the fund appreciates above the options strike price, the fund will generally be called upon to deliver the security, which will prevent the fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. The fund may establish an anticipatory hedge by purchasing call options on securities that the fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

PUT OPTIONS. The fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount greater than the premium paid. The fund

Statement of Additional Information - Bonnel Growth Fund will realize a loss equal to all or a part of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. The fund may dispose of an option written by the fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX OPTIONS. The fund may purchase and sell call options and purchase put options on stock indices to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

LIMITATIONS. The fund will purchase and sell only options listed on a securities exchange. The fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the fund would exceed 5% of the fund's total assets. The fund will not write any call options if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of the fund's total assets.

                               PORTFOLIO TURNOVER

The fund's management buys and sell securities for the fund to accomplish investment objectives. The fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the fund is known as "portfolio turnover." High portfolio turnover may cause the fund to pay higher transaction expenses, including more commissions and markups, and may also result in quicker recognition of capital gains, resulting in more capital gains distributions that may be taxable to shareholders. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS.

                             PORTFOLIO TRANSACTIONS

For the fiscal periods shown below, the fund paid brokerage fees as follows:

                    FISCAL PERIOD                 BROKERAGE FEES
     ------------------------------------------   --------------
     October 1 through  October 31, 1997             $169,743
     Year ended September 30, 1997                   $778,403
     Year ended September 30, 1996                   $613,522
     October 17, 1994 (initial public offering)
        through September 30, 1995                    $99,587

For a fuller discussion of the fund's portfolio trading practices see PORTFOLIO TRANSACTIONS in the prospectus.

                             MANAGEMENT OF THE FUND

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

Statement of Additional Information - Bonnel Growth Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

Statement of Additional Information - Bonnel Growth Fund
Page 7

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The fund is aware of the following person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of January 21, 1998.

          NAME & ADDRESS OF OWNER      % OWNED   TYPE OF OWNERSHIP
          --------------------------   -------   -----------------
          Charles Schwab & Co., Inc.   11.83%        Record(1)
          101 Montgomery Street
          San Francisco, CA 94104

          (1) Charles Schwab & Co, Inc., broker-dealer, has advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

The investment adviser to the funds is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank
E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust pays all other expenses for its operations and activities. The fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the fund, have entered into a sub-advisory agreement with Bonnel, Inc. ("Sub- Adviser"). In connection with such services, the Adviser pays the Sub-Adviser a minimum sub-advisory fee of $150,000 per year. When the fund's assets exceed $30 million, the Adviser and the Sub-Adviser will share the management fee equally; except that the Sub-Adviser's fee will be subject to downward adjustments for: 1) the Adviser's incurred costs and expenses of marketing the fund that exceed the 0.25% 12b-1 fee charged to the fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above and paid by the Adviser or the Trust before the Securities and Exchange
Commission declared the fund's registration statement effective; 3) the unrecovered costs of organizing the fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the fund greater than $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. The fund is not responsible for the Sub-Adviser's fee.

Statement of Additional Information - Bonnel Growth Fund

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the fund and will be submitted for approval by shareholders of the fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act of 1940 ["Act"]) or by the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

The Adviser provides investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a way that in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser employs professional staffs of portfolio managers who draw upon a variety of resources, for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the funds and the Trust under the Advisory Agreement, the Adviser, through its subsidiary United Shareholder Services, Inc. ("USSI"), provides transfer agent services pursuant to the Transfer Agency Agreement as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. Also, lockbox and statement printing services are provided by USSI. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the fund paid USSI a total of $222,592 and $20,624, respectively, for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the Transfer Agency and related agreements through March 8, 1998.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility. Daily net asset value is calculated as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the fund paid USSI a total of $59,632 and $6,011, respectively, for portfolio accounting services.

Statement of Additional Information - Bonnel Growth Fund

A&B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under SERVICE FEE in the prospectus, in September 1994, the fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of fund shares, including personal services provided to prospective and existing fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the fund's net assets annually. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the fund paid a total of $242,710 and $25,913, respectively, in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued pursuant to the 12b-1 Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

Expenses that the fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is reasonable likelihood that the Distribution Plan will benefit the fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the fund.

The fund is unaware of any Trustee or any interested person of the fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing fund shareholders. Shareholders of the fund will benefit from these personal services, and the fund expects to benefit from economies of scale as it attracts more shareholders.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the fund are described in the Prospectus. In addition, shares of the fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the fund. On any such "in kind" purchase, the following conditions will apply:

  1. the securities offered by the investor in exchange for shares of the fund must not be restricted in any way as to resale or be otherwise illiquid;

  2. securities of the same issuer must already exist in the fund's portfolio;

  3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

  4. any securities so acquired by any fund will not comprise more than 5% of that fund's net assets at the time of such exchange;

Statement of Additional Information - Bonnel Growth Fund

  5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

  6. the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the fund are valued. See the section entitled HOW SHARES ARE VALUED in the prospectus. The number of shares of the fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN: The fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.

Statement of Additional Information - Bonnel Growth Fund

The average annual total return for the fund follows:

                                                  AVERAGE ANNUAL
                     FISCAL PERIOD                 TOTAL RETURN
     ------------------------------------------   --------------
     October 1 through  October 31, 1997             (09.97)%
     Year ended September 30, 1997                   28.67%
     Year ended September 30, 1996                   21.27%
     October 17, 1994 (initial public offering)
       through September 30, 1995                    48.74% *
     -------------
     * Not annualized

NONSTANDARDIZED TOTAL RETURN. The fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under TOTAL RETURN except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From October 17, 1994 (initial public offering), through September 30, 1995, the fund's expense ratio was 2.48%. If the Adviser had not subsidized the fund's expenses, the expense ratio subject to the most restrictive state limitation would have been 2.50%. Because its expenses were subsidized, the fund's investment performance, including annual compound rate of return, was improved. The Adviser is not obligated to continue subsidizing the fund's expenses in the future.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the fund) of the respective balance from the preceding calendar year. The fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if a fund pays the dividends during the following January.

Distributions by the fund will result in a reduction in the fair market value of the fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder

Statement of Additional Information - Bonnel Growth Fund as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the fund receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, San Antonio, Texas 78205 is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the years ended October 31, 1997, and September 30, 1997, are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.

Statement of Additional Information - Bonnel Growth Fund

================================================================================
               MEGATRENDS FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                                 MEGATRENDS FUND
                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus dated February 2, 1998 ("Prospectus"). You may request a prospectus from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229, by calling 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998.



Statement of Additional Information - MegaTrends Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

INVESTMENT LIMITATIONS......................................................8

MANAGEMENT OF THE FUND......................................................9

PRINCIPAL HOLDERS OF SECURITIES............................................10

INVESTMENT ADVISORY SERVICES...............................................11

TRANSFER AGENCY AND OTHER SERVICES.........................................12

DISTRIBUTION PLAN..........................................................12

CERTAIN PURCHASES OF SHARES OF THE FUND....................................13

ADDITIONAL INFORMATION ON REDEMPTIONS......................................14

CALCULATION OF PERFORMANCE DATA............................................14

TAX STATUS.................................................................15

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................16

INDEPENDENT ACCOUNTANTS....................................................16

FINANCIAL STATEMENTS.......................................................16


Statement of Additional Information - MegaTrends Fund

                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund ("Fund") is a series of the Trust and represents a separate, diversified portfolio of securities ("Portfolio").

The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject to the rights of creditors only, are separately allocated to such Fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, will be allocated by or under the direction of the Board of Trustees ("Board" or "Trustees") in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

As described in THE TRUST section in the Prospectus, the Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's Prospectus.

EQUITY PRICE FLUCTUATION. The Fund invests primarily in equity securities. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial


Statement of Additional Information - MegaTrends Fund
reporting standards and requirements of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuer (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States Companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealer, and issuers than in the United States.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

QUALITY RATINGS OF CORPORATE BONDS. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

      MOODY'S INVESTORS SERVICE, INC.. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      STANDARD & POOR'S RATINGS GROUP. AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.


Statement of Additional Information - MegaTrends Fund

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      BB and B - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RISK FACTORS OF LOWER-RATED SECURITIES. Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the Fund's ability to dispose of portfolio securities at a desirable price.

In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated bonds.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments (see INVESTMENT LIMITATIONS) unless, in the judgment of the Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;


Statement of Additional Information - MegaTrends Fund evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

As described more fully in the Prospectus, the Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions.

WHEN-ISSUED SECURITIES. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities. In addition, the Fund may purchase securities on a when-issued basis only if delivery and payment for the securities take place within 120 days after the date of the transaction. In connection with these investments, the Fund will direct the custodian to place cash, U.S. Government obligations or high-grade debt instruments in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; I.E., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for the Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although the Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable by the Adviser or Sub-Adviser as a matter of investment strategy.

LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed without


Statement of Additional Information - MegaTrends Fund the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds 25% of the value of the Fund's total assets.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Fund or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

                               PORTFOLIO TURNOVER

The Fund's management buys and sells securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." For the fiscal periods shown below, the fund's portfolio turnover rate was:

                    FISCAL PERIOD               PORTFOLIO TURNOVER
             --------------------------------   ------------------
             July 1 through  October 31, 1997           13%
             Year ended June 30, 1997                   62%
             Year ended June 30, 1996                  115%

A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions which may be taxable to shareholders. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS section.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates, where applicable, are made by Money Growth Institute, Inc. ("Sub-Adviser") and are subject to review by the Fund's Adviser and Board of Trustees of the Fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the fund paid brokerage fees as follows:

                    FISCAL PERIOD               PORTFOLIO TURNOVER
             --------------------------------   ------------------
             July 1 through  October 31, 1997          $18,872
             Year ended June 30, 1997                  $97,945
             Year ended June 30, 1996                 $120,408
             Year ended June 30, 1995                  $94,361





Statement of Additional Information - MegaTrends Fund

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Affiliates of the Fund or of the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Sub-Adviser owns a limited partnership interest in Brimberg & Co., L.P. ("Brimberg"), a registered broker-dealer.

During the fiscal periods shown below, the Fund paid Brimberg Brokerage commissions as follows:

               FISCAL PERIOD            BROKERAGE FEES   PERCENTAGE
     --------------------------------   --------------   ----------
     July 1 through  October 31, 1997       $16,152          86%
     Year ended June 30, 1997               $97,945         100%
     Year ended June 30, 1996              $120,408         100%
     Year ended June 30, 1995               $94,361         100%

Because commissions received from the Fund are excluded when calculating the Sub-Adviser's profits as a Brimberg limited partner, the Sub-Adviser does not receive material benefits from Brimberg's brokerage services to the Fund. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

The Adviser and Sub-Adviser are specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser or Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which they exercise investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the Fund.

                             INVESTMENT LIMITATIONS

The MegaTrends Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(2) more than 50% of the Fund's outstanding shares.

THE FUND MAY NOT:

1. Invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

2. Purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

3. Invest more than 25% of its total assets in the securities of issuers in any particular industry. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.


Statement of Additional Information - MegaTrends Fund

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

5. Purchase or sell commodities or real estate. However, the Fund may invest in publicly traded securities secured by real estate or issued by companies which invest in real estate or real estate interests.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This restriction on short sales does not apply to short sales "against the box" (I.E., when the Fund owns or is long on the securities sold short).

7. Lend money, except by engaging in repurchase agreements or by purchasing publicly distributed or privately placed debt obligations in which the Fund may invest consistent with its investment objectives and policies. The Fund may make loans of its portfolio securities in an aggregate amount not exceeding 25% of its total assets, provided that such loans are collateralized by cash or cash equivalents or U.S. Government obligations in an amount equal to the market value of the securities loaned, marked to market on a daily basis.

8. Borrow money, except for (i) temporary bank borrowings not in excess of 5% of the value of the Fund's total assets for emergency or extraordinary purposes, or (ii) short-term credits not in excess of 5% of the value of the Fund's total assets as may be necessary for the clearance of securities transactions.

9. Issue senior securities as defined in the Investment Company Act of 1940, as amended, or mortgage, pledge, hypothecate or in any way transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings described in (8) above, and then not exceeding 10% of the Fund's total assets, taken at the lesser of cost or market value.

10. Underwrite securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

11.  Invest more than 10% of its net assets in securities which are illiquid.

12.  Invest in oil, gas or other mineral leases.

13. Invest more than 5% of its net assets in warrants and will not invest more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. This restriction does not apply to investment in warrants acquired in units or attached to securities.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

THE FUND MAY NOT:

1.   Pledge, mortgage or hypothecate the assets of the Fund.

2. Engage in short sales of securities except for "against the box" as described in investment limitation 6.

3.   Loan its portfolio securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.


Statement of Additional Information - MegaTrends Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the fund. The Sub-Advisor owned approximately 1.64% of the outstanding shares of the Fund. The fund is aware of no person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the fund as of January 21, 1998.


Statement of Additional Information - MegaTrends Fund

                          INVESTMENT ADVISORY SERVICES

The investment Adviser to U.S. Global Accolade Funds is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, Officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a portion of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by Officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, cost of fidelity bond premiums, cost of maintaining the books, and records of the Trust, and any other charges and fees not specifically enumerated.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Sub-Adviser's compensation is set forth in the Prospectus and is paid by the Adviser. The Fund is not responsible for the Sub-Adviser's fee.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was approved by shareholders of the Fund on November 15, 1996. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940
("Act")] or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

The Adviser and the Sub-Adviser provide investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances


Statement of Additional Information - MegaTrends Fund when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are not the same as its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser utilizes a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses needing capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.

The Fund pays the adviser a management fee based on varying percentages of average net assets. For the fiscal periods shown below, the Fund paid the Adviser the following advisory fees (net of expenses paid by the adviser or voluntary fee waivers):

           FISCAL PERIOD                MANAGEMENT FEE   FEES WAIVED
     --------------------------------   --------------   -----------
     July 1 through  October 31, 1997       $88,031               0
     Year ended June 30, 1997 *            $232,398       ($20,988)
     Year ended June 30, 1996 *            $127,519      ($177,359)
     Year ended June 30, 1995 *            $204,936      ($190,271)

* Prior to November 18, 1996, the fund was advised by another investment adviser. The prior adviser waived fees as noted in the table. The current adviser has not waived management fees.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Fund and the Trust under the advisory agreement, the Adviser, through its subsidiary, United Shareholder Services, Inc. ("USSI"), provides transfer agent and dividend disbursement agent services pursuant to the transfer agency agreement as described in the Fund's Prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. Also, lockbox and statement printing services are provided by USSI. For the year ended June 30, 1997, and the period from July 1 through October 31, 1997, the fund paid USSI a total of $49,994 and $18,074, respectively, for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the transfer agency agreement and related agreements through March 8, 1998.

Effective November 1, 1997, Brown Brothers Harriman & Co. maintains the books and records of the Trust and of each fund of the Trust and calculates their daily net asset value as described in the Fund's Prospectus.

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described in the SERVICE FEE section in the Prospectus, on May 22, 1996, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the costs of printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (E.G., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. For the year ended June 30, 1997, and the period from July 1 through October 31, 1997, the fund paid USSI a total


Statement of Additional Information - MegaTrends Fund of $38,207 and $22,610, respectively, in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and by the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan, the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, as long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

1. the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

2.   securities of the same issuer must already exist in the Fund's portfolio;

3. the securities must have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange ("AMEX"), the New York Stock Exchange ("NYSE"), or National Association of Securities Dealers Automated Quotation System ("NASDAQ");

4. any securities so acquired by the fund will not comprise more than 5% of that fund's net assets at the time of such exchange;

5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

6.   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) to the Trust a list with a full and exact description of all of the securities which he or she proposes to deliver. The Trust will advise him or her as to those securities which it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled HOW SHARES ARE VALUED in the Prospectus. The number of shares


Statement of Additional Information - MegaTrends Fund of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer will constitute a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or to fairly determine the value of its assets; or, (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The average annual Total Return for the Fund for the periods ended October 31, 1997, are as follows:

            1 year..........................................19.1%
            5 years.........................................12.4%
            Since Inception (October 21, 1991)..............10.5%

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described in the TOTAL RETURN section except that no annualization is made.

SECURITIES AND EXCHANGE COMMISSION THIRTY-DAY YIELD. From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


Statement of Additional Information - MegaTrends Fund

                                   A-B    6
                        YIELD = 2[(---}+1) -1]
                                   CD

       Where:  A = dividends and interest earned during the period

               B = expenses   accrued   for  the  period  (net  of
               reimbursement)

               C = the average daily number of shares outstanding during the period that were entitled to receive dividends

               D = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/365 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business day prior to the start of the 30-day (or one-month) period for which yield is being calculated, or with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield of the Fund for October 1997 was ( 0.18)%.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute, during each calendar year, an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and made payable to shareholders of record in such a month, will be deemed to have been received on December 31, if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those


Statement of Additional Information - MegaTrends Fund investors purchasing the Fund's shares immediately prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as mid-term or long-term capital gain, as applicable, with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as mid-term or long-term capital loss to the extent of the mid-term or long-term capital gain, as applicable, recognized.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all Funds of the Trust. With respect to the Funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, Suite 900, San Antonio, Texas 78205, are the independent accountants for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the fiscal years ended October 31, 1997, and June 30, 1997, have been audited by Price Waterhouse LLP and are incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS, which has been delivered with the Statement of Additional Information unless previously provided, in which event the Trust will promptly provide another copy free of charge, upon request to: U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, 1-800-873-8637 or (210) 308-1234. The financial highlights for the fiscal periods ended June 30, 1992 through 1996, have been audited by Arthur Andersen LLP. The related financial statements and report of independent accountants for 1996 and prior periods are included in the Fund's 1996 ANNUAL REPORT TO SHAREHOLDERS and are incorporated by reference into the Statement of Additional Information.


Statement of Additional Information - MegaTrends Fund

================================================================================
     ADRIAN DAY GLOBAL OPPORTUNITY FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                       ADRIAN DAY GLOBAL OPPORTUNITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus ("Prospectus") dated February 2, 1998, which you may request from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998.


Statement of Additional Information - Adrian Day Global Opportunity Fund

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

RISK FACTORS................................................................4

STRATEGIC TRANSACTIONS......................................................8

PORTFOLIO TURNOVER.........................................................11

MANAGEMENT OF THE FUND.....................................................11

PRINCIPAL HOLDERS OF SECURITIES............................................12

INVESTMENT ADVISORY SERVICES...............................................13

TRANSFER AGENCY AND OTHER SERVICES.........................................14

DISTRIBUTION PLAN..........................................................15

CERTAIN PURCHASES OF SHARES OF THE FUND....................................15

ADDITIONAL INFORMATION ON REDEMPTIONS......................................16

CALCULATION OF PERFORMANCE DATA............................................16

TAX STATUS.................................................................17

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................18

INDEPENDENT ACCOUNTANTS ...................................................18

FINANCIAL STATEMENTS.......................................................18


Statement of Additional Information - Adrian Day Global Opportunity Fund

                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities ("Portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Adrian Day Global Opportunity Fund ("Fund") and should be read in conjunction with the prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

As described under THE TRUST in the prospectus, the Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940. The Trustees serve for six-year terms.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or
(2) more than 50% of that Fund's outstanding shares.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The Fund may not:

(1)   Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)   Underwrite the securities of other issuers.

(4)   Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)   Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

(10) With respect to 75% of its total assets the Fund will not: (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in open-end investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Adviser and Sub-Adviser shall waive a proportional amount of their management fee.

                                  RISK FACTORS

The following information supplements the discussion of the Fund's risk factors discussed in the Fund's prospectus. The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or


Statement of Additional Information - Adrian Day Global Opportunity Fund
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



confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EMERGING MARKETS. The Fund may invest up to 20% of its total assets in countries considered by the Sub-Adviser to represent emerging markets. However, the Fund may not invest more than 5% of its total assets in any single emerging market country. The Sub-Adviser determines which countries are emerging market countries by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Generally, emerging markets are those other than North America, Western Europe, and Japan. For example, the Sub-Adviser currently considers the following countries to be among the emerging markets in which it might invest: Argentina, Brazil, China, Columbia, Czech Republic, Indonesia, Peru, Philippines, Thailand, Turkey and Zimbabwe.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)   higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)   greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;


Statement of Additional Information - Adrian Day Global Opportunity Fund

(12)  the fact  that  statistical  information  regarding  the  economy  of many
      emerging  market   countries  may  be  inaccurate  or  not  comparable  to
      statistical information regarding the United States or other economies;

(13)  less extensive regulation of the securities markets;

(14)  certain  considerations   regarding  the  maintenance  of  Fund  portfolio
      securities   and  cash  with   foreign   sub-custodians   and   securities
      depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest;

(18) enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over-regulation may, therefore, be a form of indirect nationalization;

(19) businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser or Sub-Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the Sub-Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While
      currency  hedging  may  reduce  portfolio  volatility,   there  are  costs
      associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 15% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 15% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.


Statement of Additional Information - Adrian Day Global Opportunity Fund

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which, additionally, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

RESTRICTED SECURITIES. The Fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

COMMODITY LINKED SECURITIES. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to the price of a referenced commodity. Structured notes and/or preferred stock differ from other types of securities in which the Fund may invest in several respects. For example, not only the coupon but also the redemption amount at maturity may be increased or decreased depending on the change in the price of the referenced commodity. Investment in commodity linked securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the referenced commodity. Further, in certain cases the coupon and/or dividend may be reduced to zero, and any additional decline in the value of the security may then reduce the redemption amount payable on maturity. Finally, commodity linked securities may be more volatile than the price of the referenced commodity.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.


Statement of Additional Information - Adrian Day Global Opportunity Fund

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

                             STRATEGIC TRANSACTIONS

The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

PUT AND CALL OPTIONS. The Fund may purchase and sell (issue) both put and call options. The Fund may also enter into transactions to close out its investment in any put or call options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right


Statement of Additional Information - Adrian Day Global Opportunity Fund to buy, and the issuer the obligation to sell, the underling instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An "American style" put or call option may be exercised at any time during the option period while a "European style" put or call option may be exercised only upon expiration or during a fixed period prior thereto.

The Fund is authorized to purchase and sell both exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to securities dealers, financial institutions or other parties ["Counterparty(ies)"] through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that the Fund will be able to close out an option position, whether in exchange listed options or OTC options, when desired. An inability to close out its options positions may reduce the Fund's anticipated profits or increase its losses.

If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund, or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option). The Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the Fund would exceed 5% of the Fund's total assets.

If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or may increase the Fund's income. If the Fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase the Fund's capital gains. All options sold by the Fund must be "covered" (i.e., the Fund must either be long (when selling a call option) or short (when selling a put option), the securities or futures contract subject to the calls or must meet the asset segregation requirements described below as long as the option is outstanding. Even though the Fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by the Fund exposes the Fund during the term of the option to possible loss. When selling a call, the Fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the Fund to hold a security or instrument that it might otherwise have sold. When selling a put, the Fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security, and the transaction may require the Fund to maintain a short position in a security or instrument it might otherwise not have maintained. The Fund will not write any call or put options if, immediately afterwards, the aggregate value of the Fund's securities subject to outstanding call or put options would exceed 25% of the value of the Fund's total assets.

FUTURES CONTRACTS. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bonafide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value). However, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with Counterparties in an attempt to hedge an investment in an issuer incorporated or operating in a foreign country or in a security denominated in the currency of a foreign country against a devaluation of that country's currency. Currency transactions include forward currency contracts, exchange listed currency futures, and exchange listed and OTC options on currencies. The Fund's dealing in forward currency contracts and other currency transactions such as futures, options, and options on futures generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings or portfolio securities, the Fund may engage in proxy hedging. Proxy hedging may be used when the currency to which the Fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency in which some or all of the Fund's portfolio securities are, or are expected to be denominated, and to buy U.S. dollars.

To hedge against a devaluation of a foreign currency, the Fund may enter into a forward market contract to sell to banks a set amount of such currency at a fixed price and at a fixed time in the future. If, in foreign currency transactions, the foreign currency sold forward by the Fund is devalued below the price of the forward market contract and more than any devaluation of the U.S. dollar during the period of the contract, the Fund will realize a gain as a result of the currency transaction. In this way, the Fund might reduce the impact of any decline in the market value of its foreign investments attributable to devaluation of foreign currencies.

The Fund may sell foreign currency forward only as a means of protecting its foreign investments or to hedge in connection with the purchase and sale of foreign securities, and may not otherwise trade in the currencies of foreign countries. Accordingly, the Fund may not sell forward the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated in that particular foreign currency (or issued by companies incorporated or operating in that particular foreign country) plus an amount equal to the value of securities it anticipates purchasing less the value of securities it anticipates selling, denominated in that particular currency.

As a result of hedging through selling foreign currencies forward, in the event of a devaluation, it is possible that the value of the Fund's portfolio would not depreciate as much as the portfolio of a fund holding similar investments that did not sell foreign currencies forward. Even so, the forward market contract is not a perfect hedge against devaluation because the value of the Fund's portfolio securities may decrease more than the amount realized by reason of the foreign currency transaction. To the extent that the Fund sells forward currencies that are thereafter revalued upward, the value of the Fund's portfolio


Statement of Additional Information - Adrian Day Global Opportunity Fund would appreciate to a lesser extent than the comparable portfolio of a fund that did not sell those foreign currencies forward. If, in anticipation of a devaluation of a foreign currency, the Fund sells the currency forward at a price lower than the price of that currency on the expiration date of the contract, the Fund will suffer a loss on the contract if the currency is not devalued, during the contract period, below the contract price. Moreover, it will not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency in the future at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, the Fund may have to limit its currency transactions to permit the Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). Foreign currency transactions would involve a cost to the Fund, which would vary with such factors as the currency involved, the length of the contact period and the market conditions then prevailing.

The Fund will not attempt to hedge all its foreign investments by selling foreign currencies forward and will do so only to the extent deemed appropriate by the Sub-Adviser.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

                               PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." From February 20, 1997, commencement of operations, through October 31, 1997, the Fund's portfolio turnover was 13%. A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS.

Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by the Sub-Adviser. Broker- dealers are selected on the basis of their ability to obtain the best price and execution for the Fund's transactions, recognizing brokerage, research and other services provided to the Fund and to the Sub-Adviser. The Sub-Adviser may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund paid a total of $17,110 in brokerage fees for the period from February 20, 1997, commencement of operations, through October 31, 1997.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.



Statement of Additional Information - Adrian Day Global Opportunity Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and Trustees of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at January 21, 1998:


Statement of Additional Information - Adrian Day Global Opportunity Fund

     NAME AND ADDRESS OF OWNER           % OWNED   TYPE OF OWNERSHIP
     ---------------------------------   -------   -----------------
     Global Strategic Management, Inc.   13.92%       Beneficial
     Annapolis, Maryland (the Sub-
     Advisor)

     Security Trust & Financial Co.      12.81%       Record (1)
     San Antonio, Texas

     (1) Security Trust & Financial Co. has advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

U. S. Global Investors, Inc., a Texas corporation, serves as investment adviser to the Fund pursuant to an advisory agreement dated September 21, 1994. Frank E. Holmes, President and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's prospectus, the Adviser provides the Trust with office space, facilities and simple business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust. It compensates all personnel, officers and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust reimburses the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust. The Trust also pays for state securities law regulatory compliance. The Trust paid the Adviser $0.00 for the period from February 27, 1997 through October 31, 1997. This amount reflects fee waivers which reduced advisory fees by $23,137.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the management fee. The Fund will not be responsible for the Sub-Adviser's fee.

In consideration for such services, the Adviser pays the Sub-Adviser a sub-advisory fee. The Adviser and the Sub-Adviser share the management fee equally, except that the Sub-Adviser's fee will be subject to downward adjustments for: (1) the Adviser's incurred costs and expenses of marketing the Fund that exceed the 0.25% 12b-1 fee charged to the Fund for such marketing purposes; (2) any monies advanced by the Adviser on behalf of the Sub-Adviser;
(3) the unrecovered costs of organizing the Fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the Fund in excess of $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the Fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. To the extent that the Sub-Adviser has advanced monies to the Adviser to pay for Fund distribution or organizational expenses, such advances shall serve to offset the reductions enumerated above. The Fund is not responsible for paying any part of the Sub-Adviser's fees.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing, and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the prospectus. The Sub-Adviser's compensation is discussed in the prospectus and is paid by the Adviser. The Fund will not be responsible for the Sub-Adviser's fee.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and will be submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940 ("Act")] or the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

Both the Adviser and Sub-Adviser provide investment advise to a variety of clients (the Adviser also provides investment advice to other mutual funds). Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's or Sub-Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser and Sub-Adviser employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the advisory agreement, the Adviser, through its subsidiary USSI, provides transfer agent services pursuant to the advisory agreement as described in the Fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. In addition, lockbox and statement printing services are provided by USSI. From February 20, 1997, commencement of operations, through October 31, 1997, the fund paid USSI a total of $0 for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the Transfer Agency and related agreements through March 8, 1998.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility. Daily net asset value is calculated as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. From February 20, 1997, commencement of operations, through October 31, 1997, the fund paid USSI a total of $0 for portfolio accounting services net of fee waivers.


Statement of Additional Information - Adrian Day Global Opportunity Fund

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under SERVICE FEE in the prospectus, the Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The distribution plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the distribution plan may not exceed 0.25% of the Fund's net assets annually. For the period from February 20, 1997, commencement of operations, through October 31, 1997, the Fund incurred a total of $4,614 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses the Fund incurs pursuant to the distribution plan are reviewed quarterly by the Board of Trustees. The distribution plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the distribution plan ("Qualified Trustees"). In their review of the distribution plan, the Board as a whole and the Qualified Trustees separately determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the distribution plan will benefit the Fund and its shareholders. The distribution plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the distribution plan.

The Fund expects that the distribution plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services, and the Fund expects to benefit from economies of scale as it attracts more shareholders.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2)   securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

(4) any securities so acquired by any fund shall not comprise over 5% of that fund's net assets at the time of such exchange;


Statement of Additional Information - Adrian Day Global Opportunity Fund

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled HOW SHARES ARE VALUED in the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.


Statement of Additional Information - Adrian Day Global Opportunity Fund

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (3) all recurring fees charged to all shareholder accounts are included.

The average annual total return for the Fund for the period from February 20, 1997 (commencement of operations), through October 31, 1997, was (10.40)%. This number has not been annualized.

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under TOTAL RETURN except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year, and (3) any part (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption


Statement of Additional Information - Adrian Day Global Opportunity Fund or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all Funds of the Trust. With respect to the Funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, San Antonio, Texas 78205, is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the year ended October 31, 1997, are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.


Statement of Additional Information - Adrian Day Global Opportunity Fund

================================================================================
        REGENT EASTERN EUROPEAN FUND STATEMENT OF ADDITIONAL INFORMATION
================================================================================

                           U.S. GLOBAL ACCOLADE FUNDS

                          REGENT EASTERN EUROPEAN FUND
                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus dated February 2, 1998 ("Prospectus"). You may request a prospectus from U. S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229, by call 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is February 2, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

RISK FACTORS................................................................4

PORTFOLIO TRANSACTIONS.....................................................12

MANAGEMENT OF THE FUND.....................................................12

PRINCIPAL HOLDERS OF SECURITIES............................................13

INVESTMENT ADVISORY SERVICES...............................................14

TRANSFER AGENCY AND OTHER SERVICES.........................................15

DISTRIBUTION PLAN..........................................................15

CERTAIN PURCHASES OF SHARES OF THE FUND....................................16

ADDITIONAL INFORMATION ON REDEMPTIONS......................................17

CALCULATION OF PERFORMANCE DATA............................................17

TAX STATUS.................................................................18

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR...............................18

INDEPENDENT ACCOUNTANTS ...................................................19

FINANCIAL STATEMENTS.......................................................19


Statement of Additional Information - Regent Eastern European Fund

                               GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities ("Portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Regent Eastern European Fund ("Fund") and should be read in conjunction with the Prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, will be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

As described under THE TRUST in the Prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share, with proportionate voting for fractional shares. On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's Prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of: (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or (2) more than 50% of that Fund's outstanding shares.


Statement of Additional Information - Regent Eastern European Fund

The Fund may not:

(1)  Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)  Underwrite the securities of other issuers.

(4)  Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current Prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)  Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as compiled by Bloomberg as in effect from time to time.

(10) With respect to 75% of its total assets, the Fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities; or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Adviser and Sub-Adviser shall waive a proportional amount of their management fee.

                                  RISK FACTORS

The following information supplements the discussion of the Fund's risk factors discussed in the Fund's Prospectus. The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign


Statement of Additional Information - Regent Eastern European Fund
securities also involve the risk of possible adverse changes in investment or exchange control regulations, foreign exchange rates, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EMERGING MARKETS. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objective will be realized. The Fund's Adviser and Sub-Adviser will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms, which are inherent in the markets of more developed nations, may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)  higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)  greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12) the  fact  that  statistical  information  regarding  the  economy  of many
     emerging   market   countries  may  be  inaccurate  or  not  comparable  to
     statistical information regarding the United States or other economies;


Statement of Additional Information - Regent Eastern European Fund

(13) less extensive regulation of the securities markets;

(14) certain   considerations   regarding  the  maintenance  of  Fund  portfolio
     securities   and  cash   with   foreign   sub-custodians   and   securities
     depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income, capital gains or withholding taxes imposed by emerging market countries or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks;

(18) the risk that enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over regulation may therefore be a form of indirect nationalization;

(19) the risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) the fact that  investments  in equity  securities  are  subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser or Sub-Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the fact that the Sub-Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market


Statement of Additional Information - Regent Eastern European Fund
stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

RESTRICTED SECURITIES. The Fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underling stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

                             STRATEGIC TRANSACTIONS

The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.


Statement of Additional Information - Regent Eastern European Fund

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

ADRS AND GDRS. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") representing shares of companies located in the Eastern Europe region. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the Fund's investment policies, the Fund's investments in depository receipts will be deemed to be investments in the underlying securities.

FUTURES CONTRACTS. The Fund may sell futures contracts to hedge against a decline in the market price of securities it owns or to defend the portfolio against currency fluctuations. When the Fund establishes a short position by selling a futures contract, the Fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount ("initial margin"). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract is returned to the Fund upon termination of the futures contract assuming all the Fund's contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has sold a currency futures contract and the prices of the stocks included in the underlying currency has fallen, that position will have increased in value and the Fund will


Statement of Additional Information - Regent Eastern European Fund receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has sold a currency futures contract and the prices of the underlying currency has risen, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time before expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and it realizes a loss or a gain.

There is a risk  that  futures  contract  price  movements  will  not  correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

There is an additional risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the Fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

OPTIONS. The Fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities that it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the Fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the Fund will depend on the Adviser's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

Because index options are settled in cash, the Fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the Fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

As a non-fundamental policy the Fund will not invest more than 5% of its total net assets in options.

SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Fund will restrict cash that may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the


Statement of Additional Information - Regent Eastern European Fund call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at Brown Brothers Harriman & Co., the Fund's custodian. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

Many strategic transactions, such as futures contracts and options, in addition to other requirements, require that the Fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

The Fund could cover a call option that it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option that it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option that it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. The Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible


Statement of Additional Information - Regent Eastern European Fund loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

The Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

The Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

On the settlement date of the currency transaction, the Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy the underlying currency at the loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or part of the benefits that might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument that is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually  collects  such  receivables  or pays such  liabilities  are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign


Statement of Additional Information - Regent Eastern European Fund currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.

                             PORTFOLIO TRANSACTIONS

The Sub-Adviser may use research services provided by and place agency transactions with Regent European Securities, an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Regent European Securities was established in 1995 as a specialist broker-dealer in the Russian securities market and has since developed into a significant participant in the growing Russian market. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid no commissions to Regent European Securities out of total commissions of $22,365.

The Fund's management buys and sells securities for the Fund to accomplish its investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See TAX STATUS.

                             MANAGEMENT OF THE FUND

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Richard E. Hughs      Trustee          Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Statement of Additional Information - Regent Eastern European Fund

NAME AND ADDRESS      TRUST POSITION   PRINCIPAL OCCUPATION
-------------------   --------------   -----------------------------------------
Clark R. Mandigo      Trustee          Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas                     Inc., a nationwide  company  which sells,
78209                                  leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes (1)   Trustee,         Chairman  of the Board of  Directors  and
                      President,       Chief  Executive  Officer of the Adviser.
                      Chief            Since  October 1989 Mr. Holmes has served
                      Executive        and   continues   to  serve  in   various
                      Officer          positions    with   the   Adviser,    its
                                       subsidiaries and the investment companies
                                       it   sponsors.   Director   of   Franc-Or
                                       Resource  Corp.  from  November  1994  to
                                       November  1996.   Director  of  Adventure
                                       Capital Limited from January 1996 to July
                                       1997 and  Director of Vedron  Gold,  Inc.
                                       from August 1996 to March 1997.  Director
                                       of 71316  Ontario,  Inc. since April 1987
                                       and of F. E.  Holmes  Organization,  Inc.
                                       since July  1978.  Director  of  Marleau,
                                       Lemire Inc.  from January 1995 to January
                                       1996. Director of United Services Canada,
                                       Inc.   since   February  1995  and  Chief
                                       Executive Officer from February to August
                                       1995.

Susan B. McGee        Executive Vice   Executive   Vice   President,   Corporate
                      President,       Secretary  and  General  Counsel  of  the
                      Secretary,       Adviser.  Since  September 1992 Ms. McGee
                      General          has  served  and  continues  to  serve in
                      Counsel          various  positions with the Adviser,  its
                                       subsidiaries,    and    the    investment
                                       companies it sponsors.  Before  September
                                       1992  Ms.  McGee  was a  student  at  St.
                                       Mary's Law School.

David J. Clark        Treasurer        Chief Financial Officer,  Chief Operating
                                       Officer  of the  Adviser.  Since May 1997
                                       Mr.  Clark has  served and  continues  to
                                       serve  in  various   positions  with  the
                                       Adviser and the  investment  companies it
                                       sponsors.  Foreign  Service  Officer with
                                       U.S. Agency for International Development
                                       in the U.S.  Embassy,  Bonn, West Germany
                                       from   May  1992  to  May   1997.   Audit
                                       Supervisor for University of Texas Health
                                       Science  Center  from April 1991 to April
                                       1992.  Auditor-in-Charge for Texaco, Inc.
                                       from August 1987 to June 1990.

------------------------------------
(1) This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

                         PRINCIPAL HOLDERS OF SECURITIES

As of January 21, 1998, the officers and trustees of the Fund, as a group, owned less then 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the fund at January 21, 1998:

          NAME & ADDRESS OF OWNER       % OWNED    TYPE OF OWNERSHIP
          -------------------------     -------    -----------------
          Charles Schwab & Co., Inc.    11.54%         Record(1)
          San Francisco, CA 94104


Statement of Additional Information - Regent Eastern European Fund

          NAME & ADDRESS OF OWNER       % OWNED    TYPE OF OWNERSHIP
          -------------------------     -------    -----------------
          Donaldson, Lufkin & Jenrette  5.11%          Record (1)
          Jersey City, New Jersey

          (1) Donaldson, Lufkin & Jenrette and Stenand Fordham and Charles Schwab & Co, Inc., broker-dealers, have advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

The investment adviser to the Fund is U. S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank
E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the management fee. The Fund will not be responsible for the Sub-Adviser's fee.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

The Sub-Adviser's compensation is set forth in the Prospectus and is paid by the Adviser.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act limits banks in engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was approved by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940 ("Act")] or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast


Statement of Additional Information - Regent Eastern European Fund in person at a meeting called for the purpose of voting on such approval. Thea advisory agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

Both the Adviser and Sub-Adviser provide investment advice to a variety of clients . Both the Adviser and the Sub-Adviser also provide investment advice to other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's or Sub-Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser and Sub-Adviser employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser and Sub-Adviser invest in securities for their own accounts. The Adviser and Sub-Adviser have adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser and Sub-Adviser are different from those of their clients, emphasizing venture capital investing, private placement arbitrage and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

The Fund pays the Adviser a management fee based on varying percentages of average net assets. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid $0 in management fees .

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the advisory agreement, the Adviser, through its subsidiary USSI, provides transfer agent and dividend disbursement agent services pursuant to the transfer agency agreement as described in the Fund's Prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. In addition, lockbox and statement printing services are provided by USSI. For the year ended October 31, 1997, the fund paid USSI a total of $0 for transfer agency, lockbox, and printing fees. The Board of Trustees recently approved the transfer agency and related agreements through March 8, 1998.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility. Daily net asset value is calculated as described in the fund's prospectus under MANAGEMENT OF THE FUND--THE INVESTMENT ADVISER. For the year ended October 31, 1997, the fund paid USSI a total of $0 for portfolio accounting services.

A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under DISTRIBUTION EXPENSE PLAN in the Prospectus, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in


Statement of Additional Information - Regent Eastern European Fund understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid a total of $6,003 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses that the Fund incurs pursuant to the distribution plan are reviewed quarterly by the Board of Trustees. The distribution plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution plan ("Qualified Trustees"). In their review of the Distribution plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act there is a reasonable likelihood that the Distribution plan will benefit the Fund and its shareholders. The Distribution plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution plan.

The Fund expects that the Distribution plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as it attracts more shareholders.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2)  securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

(4) any securities so acquired by any fund shall not comprise over 5% of the Fund's net assets at the time of such exchange;

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)  the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.


Statement of Additional Information - Regent Eastern European Fund

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled HOW SHARES ARE VALUED in the Prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer costs or taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, that makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                     n
                               P(1+T)  = ERV

         Where:      P     =   a hypothetical initial payment of $1,000
                     T     =   average annual total return
                     N     =   number of years
                     ERV   =   ending    redeemable    value    of    a
                               hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and (3) all recurring fees charged to all shareholder accounts are included.

The average annual total return for the fund for the period from March 31, 1997 (commencement of operations), through October 31, 1997, was 11.90%. This number has not been annualized.

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of


Statement of Additional Information - Regent Eastern European Fund commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under TOTAL RETURN except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things:
(1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if a fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just before a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold


Statement of Additional Information - Regent Eastern European Fund securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 700 North St. Mary's, San Antonio, Texas 78205, is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The financial statements for the year ended October 31, 1997, are hereby incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS 1997 ANNUAL REPORT TO SHAREHOLDERS of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.


Statement of Additional Information - Regent Eastern European Fund

 ..................................  PART C  ....................................


PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS

    (1) The Financial Statements for the period ended October 31, 1997, of U.S. Global Accolade Funds are incorporated by reference from the U.S. GLOBAL ACCOLADE FUNDS ANNUAL REPORT, dated October 31, 1997

(b)       EXHIBITS

Exhibit
Number                             Description of Exhibit
-------   ----------------------------------------------------------------------

(1) (a) First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

    (b) Amendment No. 1, dated November 20, 1996, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 11 dated August 22, 1997 (EDGAR Accession No. 0000902042-97- 000051).

    (c) Amendment No. 2, dated February 21, 1997, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 11 dated August 22, 1997 (EDGAR Accession No. 0000902042-97- 000051).

    (d) Amendment No. 3, dated April 10, 1997, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 11 dated August 22, 1997 (EDGAR Accession No. 0000902042-97-000051).

(2)** By-laws of U.S. Global Accolade Funds, incorporated by reference to initial registration dated April 15, 1993.

(3)       Not applicable

(4)       Not applicable

(5) (a) Advisory Agreement between U.S. Global Investors, Inc. and U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No.0000902042-96-000046).

    (b) Sub-Advisory Agreement among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Bonnel, Inc. dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994 (EDGAR Accession No. 754811-95-000002).

    (c) Amendment dated May 22, 1996, to Advisory Agreement between U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add MegaTrends Fund incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No.0000902042-96-000046).

    (d) Sub-Advisory Agreement among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Money Growth Institute, Inc. incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

    (e) Amendment dated February 19, 1997, to Advisory Agreement between U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

    (f) Sub-Advisory Agreement dated December 18, 1996, among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Global Strategic Management, Inc. incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

    (g) Amendment dated February 28, 1997, to Advisory Agreement between U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add Regent Eastern European Fund incorporated by reference to Post-Effective
          Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

    (h) Sub-Advisory Agreement dated February 28, 1997, among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Regent Fund Management Limited incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

( 6)      Not applicable

( 7)      Not applicable

( 8)(a)* Custodian Agreement dated November 1, 1998, between U.S. Global Accolade Funds and Brown Brothers Harriman & Co. of Massachusetts.

( 9)(a) Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994 (EDGAR Accession No. 754811-95-000002).

    (b) Lockbox Service Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994 (EDGAR Accession No. 754811-95-000002).

    (c) Printing Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994 (EDGAR Accession No. 754811-95-000002).

    (d) Amendment dated May 22, 1996, to Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add MegaTrends Fund to the Agreement, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

    (e) Amendment dated February 18, 1997, to the Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

    (f) Amendment dated February 19, 1997, to the Printing Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add MegaTrends Fund and Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96- 000082).

    (g) Amendment dated February 19, 1997, to the Lockbox Service Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add MegaTrends fund and Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96- 000082).

    (h) Amendment dated February 28, 1997, to the Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

    (i) Amendment dated February 28, 1997, to the Printing Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

    (j) Amendment dated February 28, 1997, to the Lockbox Service Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

(10)(a)*  Opinion  and  consent  of  Susan  B.  McGee,   Esq.,  counsel  to  the
          registrant,  dated  January  23,  1998.

(11)(a)* Consent of independent accountant, Arthur Andersen LLP, dated January 27, 1998, with respect to MegaTrends Fund.

    (b)* Consent of independent accountant, Price Waterhouse LLP, dated January 27, 1998, with respect to Bonnel Growth Fund, MegaTrends Fund, Adrian Day Global Opportunity Fund and Regent Eastern European Fund.

    (c)   Power  of  Attorney   incorporated  by  reference  to   Post-Effective
          Amendment  No.  2  dated   January  15,  1996  (EDGAR   Accession  No.
          0000902042-96-000003).

(12)      Not applicable

(13)      Not applicable

(14)      Not applicable

(15)(a)** U.S. Global Accolade Funds/Bonnel Growth Fund Distribution Plan pursuant to Rule 12b- 1 approved September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 2 dated May 11, 1994.

    (b) U.S. Global Accolade Funds/MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 approved May 22, 1996, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

    (c) U.S. Global Accolade Funds/Adrian Day Global Opportunity Fund Distribution Plan pursuant to Rule 12b-1 approved December 18, 1996, incorporated by reference to Post- Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

    (d) U.S. Global Accolade Funds/Regent Eastern European Fund Distribution Plan pursuant to Rule 12b-1 approved February 28, 1997, incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96- 000083).

(16)(a)   Schedule for computation of each performance quotation provided in the
          Registration   Statement  in  response  to  Item  22  incorporated  by
          reference to initial registration statement dated April 15, 1993.

*   Included herein.
**  Included for purposes of entering document into EDGAR database.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Information pertaining to persons controlled by or under common control with registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

The number of record holders, as of January 27, 1998, of each class of securities of the registrant.

                   TITLE OF CLASS               NUMBER OF RECORD HOLDERS
         ----------------------------------     ------------------------
         Bonnel Growth Fund                               6,259
         MegaTrends Fund                                  1,737
         Adrian Day Global Opportunity Fund                 419
         Regent Eastern European Fund                     1,115

ITEM 27. INDEMNIFICATION

Under Article VI of the registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to business and other connections of registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Funds" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS

The registrant is currently comprised of four no-load funds. It acts as distributor of its own shares.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the registrant are kept at the registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Brown Brothers Harriman & Co. as custodian for U.S. Global Accolade Funds are maintained at 40 Water Street, Boston, Massachusetts 02109.

ITEM 31. Not applicable

ITEM 32. Not applicable

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement filed under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of San Antonio, State of Texas, on this 28th day of January, 1998.

                                    U.S. GLOBAL ACCOLADE FUNDS

                                    By:  * /s/ Frank E. Holmes
                                    --------------------------
                                    FRANK E. HOLMES
                                    President
                                    Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                      TITLE                          DATE
-------------------------      -----------------------        ----------------


* /s/ Frank E. Holmes          President                      January 28, 1998
-------------------------      Chief-Executive-Officer
FRANK E. HOLMES                Trustee



* /s/ Clark R. Mandigo         Trustee                        January 28, 1998
-------------------------
CLARK R. MANDIGO


* /s/ Richard E. Hughs         Trustee                        January 28, 1998
-------------------------
RICHARD E. HUGHS


/s/ Susan B. McGee             Executive Vice President       January 28, 1998
-------------------------      Secretary
SUSAN B. MC GEE


* BY:  /s/ Susan B. McGee      Executive Vice President       Januaray 28, 1998
-------------------------      Secretary
SUSAN B. MC GEE                Power of Attorney